AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON 12/23/2009

FILE NOS: 811-08228

33-73248

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	[33]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	[34]

(Check appropriate box or boxes.)

THE TIMOTHY PLAN

(Exact name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Office)

407-644-1986

(Registrant’s Telephone Number, including Area Code:)

ARTHUR D. ALLY

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Please send copy of communications to:

DAVID D. JONES, ESQUIRE

395 Sawdust Road, #2148

The Woodlands, TX 77381

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☒	on February 1, 2010, pursuant to paragraph (a)(3)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the Trust’s fiscal year ended September 30, 2009 was filed on December 22, 2009.

TIMOTHY PLAN

PROSPECTUS

FEBRUARY __, 2010

TIMOTHY PLAN FAMILY OF FUNDS

Aggressive Growth		International		Large/Mid Cap Growth		Small Cap Value		Large/Mid Cap Value
Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol
Class A	TAAGX	Class A	TPIAX	Class A	TLGAX	Class A	TPLNX	Class A	TLVAX
Class C	TCAGX	Class C	TPICX	Class C	TLGCX	Class C	TSVCX	Class C	TLVCX

Fixed Income		High Yield		Money Market		Strategic Growth		Conservative Growth
Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol
Class A	TFIAX	Class A	TPHAX	No-		Class A	TSGAX	Class A
Class C	TFICX	Class C	TPHCX	Load	TPMXX	Class C	TSGCX	Class C

Defensive Strategies
Share Class	Ticker Symbol
Class A	TPDAX
Class C	TCACX

The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles. Securities issued by companies engaged in these prohibited activities are excluded from the Funds’ portfolios and are referred to throughout this Prospectus as “Excluded Securities.” Under a zero-tolerance policy, Excluded Securities will not be purchased by any of our Funds. Timothy Partners, Ltd. (“TPL”) is investment adviser to the Funds and is responsible for determining those securities that are Excluded Securities, and reserves the right to exclude investments, in its best judgment, in other companies whose practices may not fall within the exclusions described above, but nevertheless could be found offensive to basic, traditional Judeo-Christian values. Further, if a company whose securities are being held by one of our Funds is discovered to have changed its policies and is engaging in a prohibited practice, that security will be sold as soon as is reasonably practical.

Because none of our Funds will invest in Excluded Securities, and will divest itself securities that are subsequently discovered to be ineligible, each Fund’s pool of eligible investments may be limited to a certain degree. Although TPL believes that the Funds can achieve their investment objectives within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund’s performance and ongoing expenses. However, “total return” is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. All of our Funds strive to maximize both kinds of total return.

Before you invest, you may want to review the Funds’ prospectus, which contains more information about each Fund and its risks. You can find the Funds’ prospectus and other information about the Fund online at www.timothyplan.com. You can also get this information at no cost by calling 1-800-846-7526 or by sending an e-mail request to info@tmothyplan.com.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Section 1- Fund Summaries

TIMOTHY PLAN AGRESSIVE GROWTH FUND

Investment objective

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (3)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fess include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	Normally investing at least 80% of the Fund’s total assets in U.S. common stocks;

*	Investing in securities of companies without regard to market capitalizations; and

*	Investing its assets in the securities of a limited number of companies which the Fund’s investment manager believes show a high probability for superior growth.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk- Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, and will divest itself securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

6.	Growth Risks- The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

7.	Portfolio Turnover- The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2001-	-20.84%
2002-	-31.01%
2003-	+39.04%	Bar Chart goes here
2004-	+9.62%
2005-	+8.73%
2006-	+7.50%
2007-	+7.66%
2008-	-45.27%
2009-	—%

Best Quarter	Worst Quarter
Jun-03	Dec-08
20.22%	-28.84%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	N/A	—%
Return after taxes on distributions (2)	—%	—%	—%	N/A	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	N/A	—%

Russell Mid Cap Growth Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	N/A	—%

1.	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Chartwell Investment Partners, 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as investment manager to the Fund under a written agreement with the Trust and TPL. Chartwell selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Fund and under the supervision of TPL.

Portfolio Managers

Edward Antonia, Managing Partner, Chief Investment Officer, Mark Cunneen, Managing Partner, Senior Portfolio Manager, and John Heffern, Managing Partner, Senior Portfolio Manager.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN INTERNATIONAL FUND

Investment objective

The investment objective of this Fund is to provide you with long-term growth of capital.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Transaction Expenses (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	1.00%	1.00%
Distribution/Service (12b-1 Fees)(3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	Normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s);

*	Investing in ADR’s without regard to market capitalizations. ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Fund may purchase ADRs whether they are “sponsored” or “unsponsored”. “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.

*	Investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth; and

*	Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country.

4.	Issuer-Specific Changes: The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.	Currency Risk: Because the securities represented by ADR’s are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.	Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.	Smaller Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

9.	Growth Risks: The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

10.	Portfolio Turnover: The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

2008-	-45.43%	Bar Chart Goes Here
2009-	—%

Best Quarter	Worst Quarter
Sep-07	Dec-08
2.05%	-37.68%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	N/A	N/A	N/A	—%
Return after taxes on distributions (2)	—%	N/A	N/A	N/A	—%
Return after taxes on distributions and sale of shares (2)	—%	N/A	N/A	N/A	—%

MSCI EAFE Index (3) (reflects no deduction for fees, expenses or taxes)	—%	N/A	N/A	N/A	—%

1.	Class A shares commenced investment operations on May 1, 2007. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The MCSI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the U.S. and Canada. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Eagle Global Advisors (“Eagle”), 5847 San Felipe, Suite 930, Houston, TX 77057 serves as the investment manager for the International Fund under a written agreement with the Trust and TPL. Eagle selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Fund and under the supervision of TPL.

Portfolio Managers

Mr. Edward Allen, Senior Partner, Mr. Thomas Hunt, Senior Partner, Mr. Steven Russo, Team Member, and Mr. John Gualy, Partner.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN LARGE/MID CAP GROWTH FUND

Investment objective

The investment objective of this Fund is to provide you with long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Transaction Expenses (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b-1 Fees) (3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal Investment Strategies

*	The Fund seeks to achieve its objectives by primarily investing at least 80% in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than $2 billion.

*	Normally investing at least 80% of the Fund’s assets in a portfolio of securities which include a broadly diversified number of U.S. equity securities that the Fund investment manager believes show a high probability of superior prospects for above average growth. The Fund’s investment manager chooses these securities using a “bottom up” approach of extensively analyzing the financial, management and overall economic conditions of each potential investment.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

4.	Growth Risks: The Fund invests in companies that appear to be growth-oriented companies. Growth companies are companies that the Fund’s investment manager believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Fund’s investment manager’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

5.	Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.	Mid-Sized Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31)

2001-	-22.80%
2002-	-29.40%
2003-	+20.04%
2004-	+8.43%
2005-	+3.44%
2006-	+4.77%
2007-	+5.09%
2008-	-36.30%
2009-	—%

Best Quarter	Worst Quarter
Dec-01	Mar-01
16.48%	-24.07%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	N/A	—%
Return after taxes on distributions (2)	—%	—%	—%	N/A	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	N/A	—%
Russell 1000 Growth Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	N/A	—%

1.	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as investment manager to the Fund under a written agreement with the Trust and TPL. Chartwell selects the investments for the Fund’s portfolio, subject to the investment restrictions of the Fund and under the supervision of TPL.

Portfolio Managers

The Chartwell management team is comprised of Jason Small and Mark Cunneen. Both gentlemen have served the fund since January 2, 2008.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN SMALL CAP VALUE FUND

Investment objective

The investment objective of this Fund is to provide you with long-term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b-1 Fees)(3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%
Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%
Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	The Fund seeks to achieve its objectives by primarily investing at least 80% in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is generally less than $2 billion.

*	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

*	The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (“ADRs”). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Smaller Company Investing Risk- Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, and will divest itself securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

5.	Foreign Risk: The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund’s investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund’s investments in foreign securities.

6.	“Value” Investing Risk: The Fund invests in companies that appear to be value-oriented companies. If the Fund’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000-	11.23%
2001-	+9.66%
2002-	-19.25%
2003-	+38.81%	Bar Chart Goes Here
2004-	+11.60%
2005-	-1.01%
2006-	+19.69%
2007	+2.87%
2008	-32.50%
2009	—%

Best Quarter	Worst Quarter
Jun-03	Dec-08
20.35%	-26.99%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%
Russell 2000 Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	—%	—%

1.	Class A shares commenced investment operations on March 24, 1994. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Westwood Management Corp (“Westwood”), 200 Crescent Ct., Suite 1200, Dallas, TX 75201 is responsible for the day-to-day activities of the Large Mid Cap Value and Small Cap Value Funds’ assets. Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood.

Portfolio Managers

Ms. Susan Byrnes, Scot Lawson, CFA, C.J. McDonald, CFA, Todd Williams, CFA, Lisa Dong, CFA, John Vandermosten, and Philip Robert.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

Investment objective

The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b-1 Fees)(3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	The Fund seeks to achieve its objectives by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of its assets in companies whose total market capitalization exceeds $2 billion.

*	In determining whether to invest in a particular company, the Fund’s investment manager focuses on a number of different attributes of the company, including the company’s market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a “bottoms up” approach to investing.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk- As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk- The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Mid-Sized Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small-sized company’s stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk- Because the Fund does not invest in Excluded Securities, and will divest itself securities that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of securities.

6.	“Value” Investing Risk: The Fund invests in companies that appear to be value-oriented companies. If the Fund’s perceptions of a company’s inherent value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return. Further, “value” stocks, in general, may lose favor in the market and under perform other types of securities.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000-	+12.35%
2001-	+00.33%
2002-	-15.88%
2003-	+27.99%	Bar Chart Goes Here
2004-	+08.75%
2005-	+19.42%
2006-	+18.41%
2007	+17.02%
2008	-40.05%
2009	—%

Best Quarter	Worst Quarter
Jun-03	Dec-08
17.72%	-23.81%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%
S&P 500 Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	—%	—%

1.	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Westwood Management Corp.

Portfolio Managers

Susan Byrne, Kellie R. Stark, CFA, Jay K. Singhania, CFA, Ragen Stienke, CFA.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN FIXED INCOME FUND

Investment objective

The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b-1 Fees) (3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The investment manager will only purchase securities for the Fund that are investment grade, with a rating of at least “BBB” as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

*	In managing its portfolio, the Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk: When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk: The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

5.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds than invest in a broader array of securities.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000-	+2.32%
2001-	+6.37%
2002-	+10.32%
2003-	+5.70%
2004-	+3.44%	Bar Chart goes here
2005-	+1.11%
2006-	+3.11%
2007	+5.19%
2008	-0.05%
2009	—%

Best Quarter	Worst Quarter
Sep-02	Jun-08
5.98%	-1.42%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%
Barclays Capital U.S. Aggregate Bond Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	—%	—%

1.	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The Barclays Capital U.S. Aggregate Bond Index is a benchmark index composed of U.S. Securities in Treasury, Government-related, Corporate and Securitized sectors. It includes securities that are investment grade or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Barrow, Hanley, Mewhinney and Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as investment manager to the Fixed Income Fund.

Portfolio Managers

Mr. John Williams, CFA, is a principal and Chief Investment Officer of fixed securities for the firm, and is the head of the team responsible for the day-to-day recommendations regarding the investment of the Fund’s portfolio.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN HIGH YIELD FUND

Investment objective

The investment objective of this Fund is to generate a high level of current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)	4.50%	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.60%	0.60%
Distribution/Service (12b-1 Fees)(3)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (5)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	To achieve its goal, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, convertible securities and preferred securities. The investment manager will generally purchase securities for the Fund that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

*	In managing its portfolio, the Fund’s investment manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.

*	The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk: When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk: The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor’s or, unrated, but determined to be of comparable quality by the investment manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk: If certain industry sectors or types of securities don’t perform as well as the Fund expects, the Fund’s performance could suffer.

5.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds than invest in a broader array of securities.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2008	-29.55%	Bar Chart Goes Here
2009	—%

Best Quarter	Worst Quarter
Sep-07	Dec-08
1.45%	-29.94%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	N/A	N/A	N/A	—%
Return after taxes on distributions (2)	—%	N/A	N/A	N/A	—%
Return after taxes on distributions and sale of shares (2)	—%	N/A	N/A	N/A	—%
Barclays Capital U.S. High Yield Bond Index (3) (reflects no deduction for fees, expenses or taxes)	—%	N/A	N/A	N/A	—%

1.	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.

2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The Barclays Capital U.S. High Yield Bond Index is a benchmark composed of USD denominated, non-investment grade, fixed rate taxable corporate bonds. Securities are classified as high yield if the middle rating of Moodu’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

Who should buy this Fund

The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Barrow, Hanley, Mewhinney and Strauss.

Portfolio Managers

Mr. John Williams, CFA.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN MONEY MARKET FUND

Investment objective

The Fund seeks a high level of current income consistent with the preservation of capital. The Fund also attempts to maintain a stable net asset value of $1.00.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	NO-LOAD
Maximum sales charge (load) imposed on purchases (as % of offering price)	None
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None
Redemption fees (1)	None
Exchange fees	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	No-Load
Management Fee (2)	0.60%
Distribution/Service (12b-1 Fees) (3)	0.00%
Fees and Expenses of Acquired Funds (4)	—%
Other Expenses (5)	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%
(Reimbursement) Recoupment of expenses by TPL	—%

Total Net Annual Operating Expense	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

*	The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.

*	The Fund will only purchase securities that have a rating of at least “AA” by Standard & Poor’s or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund’s investment manager has determined than the security is of comparable credit quality to similar rated securities

Principal Risks

1.	Money Market Risk: An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2.	Interest Rate Risk: When interest rates rise, bond prices fall; the higher the Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk: The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

4.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2000-	5.34%
2001-	3.34%
2002-	0.80%
2003-	0.59%	Bar Chart goes here
2004-	0.97%
2005-	2.48%
2006-	4.17%
2007-	4.26%
2008	1.82%
2009	—%

Average Annual Total Returns

(for periods ending on December 31, 2009)

No-Load (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%

1.	Money Market Fund shares commenced investment operations on July 12, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

To obtain the Fund’s current 7-day yield, call the Fund toll free at 800-662-0201.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

Barrow, Hanley, Mewhinney and Strauss.

Portfolio Managers

Mr. John Williams, CFA.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

Investment objective

Protection of principal through aggressive, proactive reactions to prevailing economic conditions. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. To allow for optimal flexibility, the Fund is classified as a “non-diversified” fund, and, as such the Fund’s portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as “diversified”.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	NONE
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.85%	0.85%
Distribution/Service (12b-1 Fees)	0.25%	1.00%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (3)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

To achieve its goal, the Fund will invest varying percentages of the Fund’s total assets in the investment Sectors set forth below:

*	Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation; and

*	Commodities-based Exchange Traded Funds (ETFs) which trade like stocks and limit the risk to no more than the initial investment, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets; and

*	Treasury-Inflation Protection Securities (TIPS) which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI); and

*	Cash and cash equivalents.

*	the Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Real Estate Investment Trust Risk: the Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages), of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. the Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.	Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund’s risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods.

4.	Treasury-Inflation Protection Securities Risk: Because the real rate of return offered by TIPs, which represents the growth of your purchasing power, is guaranteed, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Adviser and sub-adviser.

5.	Excluded Security Risk: Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of REITs that are subsequently discovered to be ineligible, the Fund may be riskier than other Funds that invest in a broader array of REITs.

6.	Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund’s investments were more widely distributed.

7.	Portfolio Turnover: the Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. As a result, the Fund may experience high portfolio turnover. Increased portfolio turnover may result in higher costs for brokerage commissions and other transaction costs and may also result in taxable capital gains.

Past performance

The Fund commenced investment operations on ____, 2009. Accordingly, performance information is not yet available.

Who should buy this Fund

The Fund is appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Portfolio Managers

Mr. Arthur A. Ally.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN STRATEGIC GROWTH FUND

Investment objective

Medium to high levels of long-term capital growth. Current income is a consideration only to the extent that the Traditional Funds in which the Strategic Growth Fund invests seek current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	NONE
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.65%	0.65%
Distribution/Service (12b-1 Fees)	0.00%	0.75%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (3)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

The Strategic Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	10-15%
Large/Mid Cap Value Fund	15-25%
Large/Mid Cap Growth Fund	15-25%
Aggressive Growth Fund	5 -10%
High Yield Bond Fund	0-20%
International Fund	15 -25%
Defensive Strategies Fund	5 -15%

The Strategic Growth Fund normally will invest its remaining cash, if any, in the Timothy Plan Money Market Fund.

TPL will determine the specific asset allocation program. On each day that the Strategic Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk: The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

3.	Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2001-	-11.72%
2002-	-25.26%
2003-	+27.96%
2004-	+8.09%	Bar Chart goes here
2005-	+6.25%
2006-	+10.41%
2007-	+10.45%
2008	-39.82%%
2009	—%

Best Quarter	Worst Quarter
Dec-01	Dec-08
16.19%	-24.40%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%
DJ Global Moderately Aggressive Portfolio Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	—%	—%

1.	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The DJ GLOBAL Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Portfolio index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock portfolios over the previous thirty six months.

Who should buy this Fund

The Strategic Growth Fund is appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

None

Portfolio Managers

Mr. Arthur A. Ally

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Investment objective

Moderate levels of long-term capital growth. Current income is a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, certain increasing amounts in the Fund or in other Timothy Plan Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page __ of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page __ of the prospectus and “Purchase and Redemption of Fund Shares” on page __ of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Expense Type	CLASS A	CLASS C
Maximum sales charge (load) imposed on purchases (as % of offering price)	5.50%	NONE
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%
Redemption fees (1)	None	None
Exchange fees	None	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)

Expense Type	Class A	Class C
Management Fee (2)	0.65%	0.65%
Distribution/Service (12b-1 Fees)	0.00%	0.75%
Fees and Expenses of Acquired Funds (4)	—%	—%
Other Expenses (3)	—%	—%

Total Annual Fund Operating Expenses (before reimbursement by TPL)	—%	—%
(Reimbursement) Recoupment of expenses by TPL	—%	—%

Total Net Annual Operating Expense	—%	—%

(1)	US Bank, the Funds’ Custodian, charges a fee on redemptions paid by wire transfer, which currently is $9.
(2)	Management Fees include an annual fee which is paid to the Funds’ Adviser, Timothy Partners, Ltd.
(3)	The Trust’s Board of Trustees has adopted a Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940 for each share class of the Fund. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority (“FINRA”) due to the recurring nature of Distribution (12b-1) fees.
(4)	Fees and Expenses of Acquired Funds represents the pro rata expense indirectly incurred by a Fund as a result of investing in the Timothy Plan Money Market Fund or other investment companies that have their own expenses. These fees and expenses are not used to calculate the Funds’ net asset values and do not correlate to the ratio of Expenses to Average Net Assets found in the financial highlights section of this prospectus.
(5)	Other Expenses include administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. For each share class offered, the Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and annual Fund operating expenses remain the same for each share class. Lastly, the Example assumes that any expense caps or limitations remain in place throughout the time periods indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	With Redemption		Without Redemption
	Class A	Class C	Class A	Class C
1 Year	$—	$—	$—	$—
3 Years	$—	$—	$—	$—
5 Years	$—	$—	$—	$—
10 Years	$—	$—	$—	$—

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the Fund’s most recent fiscal year, the fund’s portfolio turnover rate was ____% of the average value of its portfolio.

Principal investment strategies

The Strategic Growth Fund normally will invest at least 75% of its assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund’s Net Assets Invested in Traditional Fund
Small Cap Value Fund	5-15%
Large/Mid Cap Value Fund	10-20%
Large/Mid Cap Growth Fund	5-15%
Aggressive Growth Fund	0-5%
High Yield Bond Fund	5-15%
International Fund	5-15%
Defensive Strategies Fund	10-30%

The Conservative Growth Fund normally will invest its remaining cash, if any, in the Timothy Plan Money Market Fund.

TPL will determine the specific asset allocation program. On each day that the Conservative Growth Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Adviser also will reallocate the Strategic Growth Fund’s investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Principal Risks

1.	General Risk: As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk: The Fund is subject to all of the risks that are inherent in the Traditional Funds in which the Fund invests.

3.	Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund’s duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund’s portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

Past performance

The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More up-to-date returns are available on the Funds’ website at www.timothyplan.com, or by calling the Fund at 1-800-846-7526.

The bar chart below shows the variability of the fund’s performance from year to year for Class A shares. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares

(for calendar years ending on December 31(1))

2001-	-5.41%
2002-	-13.03%
2003-	+20.22%	Bar Chart goes here
2004-	+6.41%
2005-	+5.56%
2006-	+9.86%
2007-	+8.85%
2008	-28.88%
2009	—%

Best Quarter	Worst Quarter
Jun-03	Dec-08
12.18%	-17.02%

Average Annual Total Returns

(for periods ending on December 31, 2009)

Class A (1)
	1 Year	3 Year	5 Year	10 Year	Since Inception
Return without sales load and before taxes	—%	—%	—%	—%	—%
Return after taxes on distributions (2)	—%	—%	—%	—%	—%
Return after taxes on distributions and sale of shares (2)	—%	—%	—%	—%	—%
DJ Global Moderately Aggressive Portfolio Index (3) (reflects no deduction for fees, expenses or taxes)	—%	—%	—%	—%	—%

1.	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
2.	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
3.	The DJ GLOBAL Moderately Aggressive Portfolio Index is a widely recognized measure of portfolios with similar levels of risk. The Portfolio index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock portfolios over the previous thirty six months.

Who should buy this Fund

The Fund is appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Management

Investment Adviser

Timothy Partners, Ltd. (“TPL”)

Sub-Adviser

None

Portfolio Managers

Mr. Arthur A. Ally

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund either through a financial advisor or directly from the fund. The minimum initial purchase or exchange into the Fund is $3,000 ($250 for accounts opened through fee-based programs and $50 through monthly systematic investment plan accounts). The minimum subsequent investment is $50. There are no minimums for purchases or exchanges through employer-sponsored retirement plans.

Tax Information

The fund’s distributions generally are not exempt from regular federal and state income tax. Additionally, all or a portion of these distributions may be subject to the federal alternative minimum tax. You should consult with your tax advisor as to your own tax status and situation.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 2. Who Manages Your Money

To help you understand how the funds’ assets are managed, this section includes a detailed discussion of the Funds’ investment adviser and each investment manager. For a more complete discussion of these matters, please consult the statement of additional information, which is available by calling (800) 846-7526 or by visiting Timothy Plan’s website at www.timothyplan.com.

THE INVESTMENT ADVISER

Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Blvd., Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 0.60% on the Money Market Fund, 0.60% on the Defensive Strategies Fund, and 0.65% on each of the Strategic Growth Fund and the Conservative Growth Fund.

TPL, with the Trust’s consent, has engaged the services of the investment managers described below to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Adviser to the Trust, and each sub-adviser as manager of the Funds in 2008 is available in the Funds’ semi-annual report dated June 30, 2008. A discussion of the considerations employed by the Board of Trustees in their approval of TPL as Adviser to the Trust, and each sub-adviser as manager of the Funds 2009 is be available in the Funds’ semi-annual report dated June 30, 2009.

The Statement of Additional information for the Trust (“SAI”), dated __________, 2009, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Adviser and Investment Managers, and ownership of Fund shares. The SAI is available upon request at no charge. To receive an SAI you may request one by calling the Fund at 1-800-846-7526.

INVESTMENT MANAGERS

Chartwell Investment Partners (“Chartwell”), 1235 Westlakes Drive, Suite 400, Berwyn, PA 19312, serves as investment manager to the Aggressive Growth Fund and the Large/Mid Cap Growth Fund. Chartwell, is an employee-owned investment firm that was organized by nine founding partners in 1997, headed by Timothy J. Riddle serving as CEO, who has continuously served in that position.

The Large/Mid Cap Growth Fund is team managed by Jason P. Small and John A. Heffern. Mr. Small is a Principal and Assistant Portfolio Manager and has been in the investments arena since 2001. Mr. Heffern has been in portfolio management positions since 1997, most recently with Chartwell since 2005. Both gentlemen participate in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. Each has authority to direct trading activity on the Fund.

The Aggressive Growth Fund is team managed by Edward N. Antoian, Mark Cunneen, and John A. Heffern. Mr, Antoinan is a Managing Partner and Chief Investment Officer for the Fund and has been in the investments arena since 1984. Mr. Cunneen is a Managing Partner, and was a Managing Partner and Portfolio Manager at Churchfield Capital where he founded and managed hedge funds. Both gentlemen participate in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. Each has authority to direct trading activity on the Fund.

As of December 31, 2009, Chartwell had $___ billion in assets under management.

Eagle Global Advisors (“Eagle”), 5847 San Filipe, Suite 930, Houston, TX 77057 is the investment manager for the International Fund. Eagle was founded in 1996 and is owned by its employees. The senior members discussed below have worked together since 1992. Eagle has provided investment management services and advice in the international sector since its founding.

Eagle uses a team approach for the management of the International Fund, with each member of the team assuming responsibility for a geographic area of the globe, and specific market sectors within that geographic area. The senior and founding partners of the firm sit on the team responsible for the Fund’s management.

Mr. Edward Allen, III, PhD. a senior partner, is the chairman of the International Equity Committee, with a primary focus on the Asian community. He earned his undergraduate degree at Princeton, and a PhD in economics at the University of Chicago.

Mr. Thomas Hunt, III, CPA, a senior partner, sits on the International Equity Committee and focuses on the European markets, with an emphasis on health care, consumer non-durables and technology. Mr. Allen is a graduate of the University of Texas and the Harvard Business School where he earned his MBA.

Mr. Steven Russo, a graduate of the University of Texas and a recipient of an MBA from Rice University, is a senior partner at Eagle. Mr. Russo sits on the International Equity Committee where his geographic focus is the European markets with emphasis on the consumer services, capital goods, and transportation.

Mr. John Gualy is a partner and member of the International Equity Committee. Mr. Gualy’s research responsibilities are the emerging markets, focusing on telecommunications, utilities and energy. He graduated from the University of Texas (Austin) and received an MBA from Rice University.

Mr. Russo, Mr. Allen, Mr. Gualy and Mr. Hunt all sat on the team responsible for the development of the Eagle security ranking model. As of

December 31, 2009, Eagle had $____ billion in assets under management.

Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, TX 75201 is responsible for the day-to-day activities of the Large/Mid Cap Value and Small Cap Value Funds’ assets. Westwood Holdings Group, Inc., a public company listed on the New York Stock Exchange (“WHG”), is the parent company of Westwood. Susan Byrne founded Westwood and currently serves as the firm’s Chief Investment Officer. Ms. Byrne also serves as Chairman of the Board of Directors of WHG. Ms. Byrne has been an investment professional for over 35 years, and is a member of the team that is responsible for the day-to-day recommendations regarding the investment of the Funds’ portfolios. As of December 31, 2008, Westwood managed approximately $6.5 billion in client assets.

Westwood utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Large/Mid Cap Fund’s portfolio. In addition to Ms. Byrne, also serving both Funds are Mr. Christopher J. MacDonald, Mr. Scott D. Lawson, and Mr. Todd L. Williams. Other team members include Mr. Mark Freeman, Mr. David Spika, Ms. Kellie R. Stark, Mr. Jay Singhania, and Mr. Ray Steinke.

Mr. Christopher J. MacDonald Joined Westwood in 1994, and has served as a Research Analyst and Vice President since 1997. Mr. MacDonald is Research Group Head.

Mr. Scott D. Lawson has served Westwood as a Vice President and Senior Research Analyst since 2003. His career with Westwoodbegan in 2000.

Mr. Todd L. Williams began as a Research Analyst with Westwood in 2002. Since 2005 Mr. Williams has served as Vice President and Research Analyst.

Mr. Freeman, CFA, has served Westwood as Senior Vice President, Portfolio Manager since 2006. Prior to this appointment, he served as Vice President, Portfolio Manager from 2000 through 2006.

Mr. Spika, CFA, has served as Senior Vice President, Investment Strategist for Westwood since 2009. Prior to this appointment, he served as Vice President, Investment Strategist from 2003, when he joined Westwood.

Ms. Kellie R. Stark, CFA, has served Westwood as a Senior Vice President and Research Group Head since 2004, and as a Vice President from 1997 to 2004.

Mr. Jay K. Singhania, CFA, has served Westwood as Vice President and Research Analyst since July 2004, after serving as an Assistant Vice President since joining the firm in March 2001.

Mr. Stienke has served as Assistant Vice President and Research Analyst since November 2004, when he joined Westwood. Before joining Westwood, he worked at UBS Investment Bank as a Software Analyst in their research department from 2000 to 2003 and as a U.S. Equity Strategist from 2003 to 2005.

Westwood utilizes a team of investment professionals who are responsible for the day-to-day recommendations regarding the investment of the Small Cap Fund’s portfolio. In addition to Ms. Byrne, Mr. MacDonald, Mr. Lawson, and Mr. Williams, other team members include Ms. Lisa Dong, Mr. Corey Henegar, Ms. Nancy Price, and Mr. Phillip G. Robert.

Ms. Dong, CFA, has served as Vice President and Research Group Head for Westwood since 2008. Prior to this appointment, she served as Vice President and Research Analyst for Westwood from 2005 through 2008, as Assistant Vice President and Research Analyst from 2001 to 2005, and as Assistant Research Analyst from 2000 to 2001.

Mr. Corey Henegar, CFA has served as Vice President and Research Analyst for Westwood since 2006. Prior to this appointment, he served as Assistant Vice President and Research Analyst from 2004 through 2007, as Research Analyst from 2002 through 2007 and as Assistant Research Analyst from 2001 to 2002.

Ms. Nancy Price, CFA, has served as Vice President, Research Analyst, since joining Westwood in 2008. Prior to joining Westwood, Ms. Price worked with Swank Capital from 2007 to 2008 as an analyst, with Carlson Capital from 2004 to 2006 as an analyst, as a consulting analyst from 2002 to 2004 and with Bradford Capital as an analyst from 2001 through 2002.

Mr. Philip G. Robert has served as Vice President and Research Analyst for Westwood since July 2006. Before this appointment, Mr. Robert served as Assistant Vice President and Research Analyst from March 2005, when he joined Westwood, until July 2006. Before joining Westwood, Mr. Robert was a Portfolio Manager of a small-cap equity fund for 1st Source Investment Advisers from 2003 to 2004. From 2000 to 2002, he was a Managing Director/Small Cap Equities at Babson Capital Management.

Barrow, Hanley, Mewhinney and Strauss (“BHMS”), 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as investment manager to the Fixed Income, High Yield Bond, and Money Market Funds. BHMS also serves as TIPS adviser to the Defensive Strategies Fund. BHMS was founded in 1979 as a registered investment adviser, and has provided investment advisory services to institutional and individual investors since that time. BHMS is a wholly owned subsidiary of Old Mutual Asset Managers, LLC, a subsidiary of Old Mutual plc, an international financial services group located in London, England.

Mr. John Williams, CFA, Chief Investment Officer of fixed securities for the firm, is the head of the team responsible for the day-to-day recommendations regarding the investment of the Funds’ portfolios. Immediately prior to joining the firm in 1983, Mr. Williams was an investment officer for Southland Life Insurance Company where he accepted employment after serving as a portfolio manager and securities analyst for InterFirst Bank Dallas. Mr. Williams joined BHMS as a principal, assuming the responsibility for launching the BHMS fixed income management department. Other members of the team include David Hardin, Scott McDonald, Mark Luchsinger, and Ms. DeborahPetruzzelli.

Mr. Hardin joined BHMS in 1987. He currently serves as a portfolio manager and as director of credit research specializing in the high yield sector. He is also an analyst for the industrial sector, including media and cable, and manages the municipal portfolios.

Mr. McDonald joined BHMS in 1995. He currently serves as a portfolio manager specializing in corporate and government bonds, and is an analyst of the finance sector, including banks and the sovereign sector.

Mr. Luchsinger joined BHMS in 1997. He currently serves as a portfolio manager specializing in investment grade and high yield corporate bond strategies, and is analyst for basic materials, consumer and technology industries.

Ms. Petruzzelli joined BHMS in 2003. She currently serves as a portfolio manager specializing in the mortgage-backed, asset-backed and structured product securities sectors.

As of December 31, 2009, BHMS managed total assets of $___ billion.

A MORE COMPREHENSIVE DISCUSSION OF THE ADVISER’S AND EACH INVESTMENT MANAGER’S ACTIVITIES, COMPENSATION, AND OTHER ACCOUNTS AND ACCOUNT TYPES MANAGED BY THE INVESTMENT MANAGER SMAY BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED A FEBRUARY __, 2010. THE SAI IS AVAILABLE UPON REQUEST AT NO CHARGE BY CALLING THE FUND AT 1-800-846-7526.

Section 3- How you can buy and sell shares

What Share Classes We Offer

Except for the Money Market Fund, which offers only No-Load Shares, each Fund offers you a choice of two different classes in which to invest. The main differences between each Class are sales charges and ongoing fees. Each Share Class in any Fund represents interests in the same portfolio of investments in that Fund. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class C shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the lower ongoing expense ratio on Class A shares.

CLASS A SHARES

Class A shares are offered at their public offering price, which is net asset value per Class A share plus the applicable sales charge. The sales charge varies, depending on which Fund you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds except the Fixed Income Fund, High Yield Bond Fund, and the Money Market Fund, the following sales charges(1) apply:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	5.50%	5.82%	5.00%
$50,000 to 99,999	4.50%	4.71%	4.00%
$100,000 to 249,999	3.50%	3.63%	3.00%
$250,000 to 499,999	2.50%	2.56%	2.00%
$500,000 to 999,999	1.50%	1.52%	1.00%
$1,000,000 and up (2)	0.00%	0.00%	0.00%

The following sales charges(1) apply to the Fixed Income Fund and High Yield Bond Fund:

Amount Invested	As a % of Offering Price	As a % of Amount Invested	Dealer Concession as a Percentage of Offering Price
up to $50,000	4.50%	4.71%	4.00%
$50,000 to 99,999	3.75%	3.90%	3.25%
$100,000 to 249,999	2.75%	2.83%	2.25%
$250,000 to 499,999	2.00%	2.56%	2.00%
$500,000 to 749,999	1.25%	1.27%	0.75%
$750,000 to 999,999	1.00%	1.01%	0.50%
$1,000,000 and up (3)	0.00%	0.00%	0.00%

(1)	There are no sales charges on exchanges of A class shares of a Timothy Plan Fund for Class A shares of any other Timothy Plan Fund. There are no sales charges for the Money Market Fund.
(2)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $2 million, 0.75% on the next $1 million, 0.50% on the next $2 million, and 0.25% on all mounts in excess of $5 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.
(3)	The Trust’s Distributor, Timothy Partners, Ltd., will pay a finders’ fee of 0.50% of the proceeds invested to brokers that purchase shares of the Funds in amounts from $1 million to $4 million, and 0.25% on all mounts in excess of $4 million. In such cases, those purchases will be subject to a contingent deferred sales charge of 1% for 18 months after the date of purchase.

The Trust’s distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds. The dealer’s concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an “underwriter” under the Securities Act of 1933, amended.

CLASS C SHARES

Class C Shares are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund of your choice. However, Class C shares of the Traditional Funds pay an annual 12b-1 shareholder servicing fee of 0.25% of average daily net assets and an additional distribution fee of 0.75% per annum of average daily net assets. Class C shares of the Asset Allocation Funds pay an annual 12b-1 distribution fee of 0.75% of average daily net assets. Class C shares of the Asset Allocation Funds also indirectly incur an additional shareholder servicing fee of 0.25% per annum of average daily net assets resulting from the underlying Traditional Funds in which the Asset Allocation Funds invest.

In order to recover commissions paid to dealers on investments in Class C Shares, you will be charged a contingent deferred sales charge (“CDSC”) of 1.00% of up to the total value of your redemption if you redeem your shares within thirteen months from the date of purchase. No CDSC is charged on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, increases in the value of the shares owned, on any redemption in an amount of ten percent (10%) or less of the initial purchase, upon the event of the death of the shareholder (unless the account is held in joint name and the survivor liquidates the shares) or shares placed in qualified plans employing a third party administrator.

How To Reduce Your Sales Charge

EXEMPTIONS FROM SALES CHARGES

Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Fund, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Fund by:

1.	fee-based registered investment advisers for their clients,

2.	broker/dealers with wrap fee accounts,

3.	registered investment advisers, and registered representatives and employees of broker/dealers that are members of the Master Selling Group for their own accounts, or family members of their household,

4.	trustees, directors, officers, agents, employees, and employee-related accounts of the Trust or any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan.

The Trust may also, in its sole discretion, waive sales charges on purchases of Class A Shares:

1.	by churches for their own accounts,

2.	by religious-based charitable organizations and foundations for themselves,

3.	by for an organization’s retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds. The Trust, in its sole discretion, may lower these minimums, and/or

4.	by shareholders of Timothy Plan Funds who have liquidated shares and are repurchasing shares in any Timothy Plan Fund within 90 days of the liquidation; and/or

5.	under circumstances in which the waiving of such charges are deemed by the Trust to be in the best interests of the Trust and its shareholders.

For purchasers that qualify for sales load waivers, Class A shares will be purchased at net asset value.

REDUCED SALES CHARGES

You may qualify for a reduced sales charge by aggregating the higher of the original purchase or the most recent net asset values of all the load shares you and your related accounts previously purchased and currently hold in any Fund with the dollar amount of shares to be purchased. For example, if you and your related accounts already owned Class A or Class C shares in one or more of the Funds with aggregate purchases or current value of $950,000 at the close of business on the day your order to purchase is received, and you decided to purchase an additional $60,000 of Class A shares of any load Fund, there would be no sales charge on that purchase because with the additional purchase, you will have accumulated more than $1,000,000 in all load Funds of the Trust. Related accounts include and are limited to accounts established by or for you, your parents, in-laws, spouse, children, or grandchildren, including trust, beneficiary and grantor accounts. Related accounts also include participants in their individual employer-sponsored retirement programs. It may be necessary to notify the Fund of related accounts providing the account numbers of the related accounts, or the name of the retirement plan if applicable, to be certain you receive the appropriate break point discount. To ensure the charges assessed against your account are at the appropriate breakpoint level, you should retain any records necessary to substantiate historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information.

REINSTATEMENTS

You may request reinstatement (the repurchase of Fund shares after having liquidated them earlier) within ninety days of the liquidation of Class A Fund shares. Reinstatements are at NAV up to the dollar amount liquidated. Reinstatement purchases are available for any Fund repurchased, except the Money Market Fund which is no-load, regardless of which Fund was liquidated. Reinstatement purchases may be effected for the same or any related account.

LETTER OF INTENT

You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction or elimination. Your letter will not reduce charges assessed on purchases made more than 90 days prior to the letter, however, those purchases will aggregate with future purchases . During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

How To Buy Shares

OPENING AND ADDING TO YOUR ACCOUNT

You can invest directly in the Fund by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund shares must be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre-authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept third party checks. The minimum initial investment amount for the Fund, in any Class of shares, is set forth below:

Type of Investment Account	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Regular Accounts	$1,000	None

Qualified Retirement Plans and Coverdell Education Accounts	None	None

Automatic Investment Accounts	$50	$50/month

TO OPEN AN ACCOUNT BY MAIL

To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

The Timothy Plan

c/o Unified Fund Services, Inc.

2960 Meridian Street, Suite 300

Indianapolis, IN 46208

To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund’s transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.

PURCHASING SHARES BY WIRE TRANSFER

To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.	Fill out and mail or fax (317-266-8756) an Account Registration Form to the Transfer Agent

2.	Call 1-800-662-0201 to inform us that a wire is being sent.

3.	Obtain an account number from the Transfer Agent.

4.	Ask your bank to wire funds to the account of:

US Bank
Cinti/Trust, ABA #	0420-0001-3
Credit:	The Timothy Plan
Account #:	130107148194
For further credit to:	(Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an Account Registration Form to the Transfer Agent as a convenience for the investor. However, if you fax your Form to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust’s permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Form included with this prospectus, or call the Transfer Agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS

You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the applicable Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers’ accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN

You may purchase shares of the Funds through an Automatic Investment Plan (the “AIP”). The AIP provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the AIP by filling out the AIP application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the AIP. The Trust may alter, modify, amend or terminate the AIP at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS

Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder’s social security number or other taxpayer identification number, a company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund(s). To assist you, the following statements and reports will be sent to you:

Confirmation Statements After every transaction that affects your account balance or your account registration.

Account Statements Quarterly.

Financial Reports Semi-annually — to reduce Fund expenses, only one copy of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund. Unless requested to the contrary, the Annual and Semi-Annual Reports will be householded, which means that only one Report will be sent to an address in which multiple investors reside or declare as their address of record.

The Fund reserves the right to reject applications for shares under circumstances or in amounts considered disadvantageous to shareholders. At the discretion of the Fund, Applications may not be accepted unless they are accompanied by payment in U.S. funds. If required, Payment must be made by wire transfer, check, or money order drawn on a U.S. bank, savings & loan, or credit union. The custodian will charge a $20.00 fee against your account, in addition to any loss sustained by a Fund, for any payment check returned to the custodian for insufficient funds.

If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

How To Sell Shares

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL

Redemption requests should be mailed via U.S. mail or overnight delivery to:

The Timothy Plan

c/o Unified Fund Services, Inc.

431 North Pennsylvania Street

Indianapolis, IN 46202

The selling price for No-Load and Class A shares being redeemed will be the applicable Fund’s per share net asset value next calculated after receipt of all required documents in “good order.” The selling price for Class C shares being redeemed will be the Fund’s per share net asset value next calculated after receipt of all required documents in “good order,” less any applicable CDSC. Payment of redemption proceeds will be made no later than the fifth business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

“Good order” means that the request must include:

(1)	Your account number.

(2)	The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.

(3)	The signatures of all account owners exactly as they are registered on the account.

(4)	Any required signature guarantees.

(5)	Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

If you are not certain of the requirements for a redemption, please call customer service at 1-800-662-0201. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

SIGNATURE GUARANTEES

A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)	if you change the ownership on your account;

(ii)	when you want the redemption proceeds sent to a different address than is registered on the account;

(iii)	if the proceeds are to be made payable to someone other than the account’s owner(s);

(iv)	any redemption transmitted by federal wire transfer to your bank; and

(v)	if a change of address request has been received by the Trust or the Transfer Agent within 30 days previous to the request for redemption.

(for joint accounts, all signatures must be guaranteed, if required as above)

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. At the discretion of the Trust or Unified Fund Services, Inc., you may be required to furnish additional legal documents, or alternative assurances to insure proper authorization. A redemption will not be processed until the signature guarantee, if required, is received in “good order.”

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words “New Technology Medallion Signature Guarantee.” Please call customer service at 1-800-662-0201 if you have questions.

BY TELEPHONE

You may redeem your shares in the Fund(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE (“ACH”)

You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the Transfer Agent before 4:00 p.m. Eastern time to receive that day’s closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST

If the value of the shares in your account falls to less than $1,000 due to redemptions, the Trust may notify you that, unless your account is increased to $1,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to Coverdell Savings Accounts, IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1,000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

Section 4- General Information

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. The Funds’ net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in the Fund’s portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. A Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the applicable Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Unified Fund Services, 2960 n. Meridian Street, Ste, 300, Indianapolis, IN 46208.

The Fund intends to qualify and maintain its qualification as a “regulated investment company” under the Internal Revenue Code (the “Code”), meaning that to the extent a Fund’s earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Funds’ distributions, whether received in cash or reinvested in additional shares of the Fund, may be subject to Federal income tax. The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

Exchanges of Fund shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction may be subject to federal income tax. Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes. The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

DISTRIBUTION AND SERVICE PLANS

The Trust has adopted distribution and shareholder servicing plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for each Class of Shares, of the Fund (the “Distribution Plans”). The Distribution Plans provide for fees to be deducted from the average net assets of the Funds in order to compensate TPL or others for expenses relating to the promotion and sale of shares of the Fund and the servicing of shareholder accounts.

Under the Class A Distribution Plan, the Class A Shares of the Fund compensate TPL for distribution and service fees at an annual rate of 0.25% (all of which may be classified as a service fee) payable on a monthly basis, of the Fund’s average daily net assets attributable to Class A shares. Amounts paid under the Class A Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class A shares, including the paying of commissions for sales of Class A shares.

Under the Class C Distribution Plan, the Class C Shares of the Fund compensates TPL for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of the Fund’s average daily net assets attributable to Class C shares. Amounts paid under the Class C Distribution Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class C shares, including the paying of commissions for sales of Class C shares. The Class C Distribution Plan is designed to allow investors to purchase Class C shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class C Distribution Plan combined with the CDSC for Class C shares is to provide for the financing of the distribution of Class C shares.

Because 12b-1 fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NET ASSET VALUE

Shares of each Class of the Fund are offered at the public offering price for each Class. The public offering price is each class’s next calculated net asset value (“NAV”), plus the applicable sales charge, if any. NAV per share of each Class is calculated by adding the value of Fund investments, cash and other assets, subtracting liabilities of the Class, and then dividing the result by the number of shares of the Class outstanding. the Fund generally determines the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees. the Fund’s per share NAV of each Class and public offering price is computed on all days on which the New York Stock Exchange (“NYSE”) is open for business, at the close of regular trading hours on the NYSE, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the NAV will be determined as of the time of closing.

FAIR VALUE PRICING

The Board of Trustees has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced. Examples of when it would be likely that a Fund security would require fair value pricing include but are not limited to: if the exchange on which a portfolio security traded were to close early; if trading in a particular security were to be halted on an exchange and did not resume trading prior to calculation of NAV; if a significant event that materially affected the value of a security were to occur after the securities’ exchange had closed but before the Fund’s NAV had been calculated; and if a security that had a significant exposure to foreign operations was subject to a material event or occurrence in a foreign jurisdiction in which the company had significant operations, or in the event that the Fixed Income Fund were to invest in certain types of bonds that had limited marketability, such as “Church bonds”.

When a security is fair value priced, it means that the Advisor or Sub-Advisor is calculating the value of that security on a day and under circumstances where reliable pricing information from normal sources is not available or is otherwise limited. Accordingly, there is always the possibility that the Advisor’s or Sub-Advisor’s calculations concerning security value could be wrong, and as a result, the Fund’s NAV on that day could be higher or lower, depending on how the security was valued, than would otherwise be the case.

FREQUENT TRADING

For the protection of its shareholders, the Board of Trustees has adopted a policy prohibiting frequent purchases and sales of Fund shares. The Board extended the policy to be inclusive of all accounts including accounts transacted by registered investment advisors, broker/dealer representatives, transfer agents, third party administrators and insurance companies, and further includes omnibus accounts. the Fund will reject any transactions the Fund believes in good faith constitutes frequent trading, including market timing and late transactions, except that the Fund does not impose restrictions on exchanges from the Fixed income Fund to any other Fund, nor does it restrict immediate sales of shares upon the event of the death or disability of the shareholder. For the purpose cited here, the Fund has determined that purchase and sale transactions in excess of three times per calendar quarter in a single or related accounts imply frequent trading, and shall result in the appropriate actions being taken which may include the restricting of the account and notification to the proper authorities.

Upon the discovery of trades transacted or an attempt to be transacted in violation of Rule 10b (Manipulative and Deceptive Contrivances), or Rule 22c-1 (Pricing), such activity shall be immediately reported to the appropriate regulatory agencies and authorities, and the Fund shall fully comply with such agencies during any ensuing investigation.

FUND SERVICE PROVIDERS

PRINCIPAL UNDERWRITER

Timothy Partners Ltd. acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the notice filing of the Funds’ shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for serving as underwriter of the Trust.

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Funds Collect.

The Funds collect the following nonpublic personal information about you:

(1) Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

(2) Information about your transactions with the Funds, their affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose.

The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. the Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security.

The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. the Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

CUSTOMER IDENTIFICATION PROGRAM

The Board of Directors of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Section 5- Financial Highlights

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

AGGRESSIVE GROWTH FUND- CLASS A SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$3.71		$6.80		$7.04	$7.38	$6.95		$6.34

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)		(0.07)		(0.06)	(0.08)	(0.09	)(B)	(0.07	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.85		(3.01)		0.59	0.65	0.70		0.68

Total from Investment Operations	0.80		(3.08)		0.53	0.57	0.61		0.61

Less Distributions
Dividends from Net Investment Income	—		—		—	—	—		—
Dividends from Realized Gains	—		(0.01)		(0.77)	(0.91)	(0.18)		—
Total Distributions	—		(0.01)		(0.77)	(0.91)	(0.18)		—

Net Asset Value at End of Year	$4.51		$3.71		$6.80	$7.04	$7.38		$6.95

Total Return (C) (D)	21.56	%(F)	(45.27)%		7.66%	7.50%	8.73%		9.62%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$17,007		$14,575		$24,041	$23,187	$18,403		$16,453

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.85	%(G)	1.72%		1.52%	1.59%	1.59%		1.66%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.85	%(G)	1.72%		1.55%	1.60%	1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.58	)%(G)	(1.33)%		(0.94)%	(1.17)%	(1.32)%		(1.38)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.58	)%(G)	(1.33)%		(0.97)%	(1.18)%	(1.33)%		(1.32)%

Portfolio Turnover	135.90%		243.59	%(E)	58.55%	96.39%	102.63%		102.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser to the Fund.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

AGGRESSIVE GROWTH FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year Ended 12/31/04(B)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$3.46		$6.37		$6.69	$7.11	$6.75		$6.24

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)		(0.11)		(0.10)	(0.11)	(0.14	)(C)	(0.06	)(C)
Net Realized and Unrealized Gain (Loss) on Investments	0.78		(2.79)		0.55	0.60	0.68		0.57

Total from Investment Operations	0.72		(2.90)		0.45	0.49	0.54		0.51

Less Distributions
Dividends from Net Investment Income	—		—		—	—	—		—
Dividends from Realized Gains	—		(0.01)		(0.77)	(0.91)	(0.18)		—
Total Distributions	—		(0.01)		(0.77)	(0.91)	(0.18)		—

Net Asset Value at End of Year	$4.18		$3.46		$6.37	$6.69	$7.11		$6.75

Total Return (D) (E)	20.81	%(G)	(45.50)%		6.86%	6.65%	7.96%		8.17	%(G)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$1,477		$1,272		$2,277	$1,937	$1,358		$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.60	%(H)	2.47%		2.27%	2.35%	2.34%		2.41	%(H)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.60	%(H)	2.47%		2.30%	2.35%	2.35%		2.35	%(H)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.33	)%(G)	(2.06)%		(1.70)%	(1.90)%	(2.07)%		(2.13	)%(H)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(2.33	)%(G)	(2.08)%		(1.73)%	(1.94)%	(2.08)%		(2.07	)%(H)

Portfolio Turnover	135.90%		243.59	%(F)	58.55%	96.39%	102.63%		102.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 204 (commencement of operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser to the Fund.
(G)	For periods less than one full year, total return is not annualized.
(H)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

INTERNATIONAL FUND- CLASS A SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Period ended 12/31/07 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$5.92		$11.00	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.08		0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.52		(5.08)	1.00

Total from Investment Operations	1.60		(4.99)	1.04

Less Distributions
Dividends from Net Investment Income	—		(0.09)	(0.04)
Dividends from Realized Gains	—		—	—
Total Distributions	—		(0.09)	(0.04)

Net Asset Value at End of Year	$7.52		$5.92	$11.00

Total Return (D) (E)	27.03	%(E)	(45.38)%	10.39	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$37,248		$31,214	$42,298

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.72	%(F)	1.66%	1.69	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.72	%(F)	1.66%	1.69	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.68	%(F)	1.12%	0.58	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.68	)%(F)	1.12%	0.58	%(F)

Portfolio Turnover	38.27%		32.36%	13.18%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period May 3, 2007 (commencement of operations) to December 31, 2007.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

INTERNATIONAL FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Period ended 12/31/07 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$5.87		$10.97	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.04		(0.04)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	1.50		(5.07)	0.99

Total from Investment Operations	1.54		(5.03)	0.97

Less Distributions
Dividends from Net Investment Income	—		(0.07)	—	*
Dividends from Realized Gains	—		—	—
Total Distributions	—		(0.07)	—

Net Asset Value at End of Year	$7.41		$5.87	$10.97

Total Return (D) (E)	26.24	%(E)	(45.79)%	10.97	%(E)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$1,417		$984	$1,318

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.47	%(F)	2.40%	2.48	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.47	%(F)	2.40%	2.48	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.85	%(F)	0.45%	(0.44	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.85	%(F)	0.45%	(0.44	)%(F)

Portfolio Turnover	38.27%		32.36%	13.18%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period May 3, 2007 (commencement of operations) to December 31, 2007.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.
*	Amount is less than $0.005 per share.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

LARGE/MID CAP GROWTH FUND- CLASS A SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$4.38		$6.89		$7.25	$6.92	$6.69		$6.17

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.04)		(0.03)	(0.04)	(0.05	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.01		(2.46)		0.39	0.37	0.28		0.57

Total from Investment Operations	0.99		(2.50)		0.36	0.33	0.23		0.52

Less Distributions
Dividends from Net Investment Income	—		—		—	—	—		—
Dividends from Realized Gains	—		(0.01)		(0.72)	—	—		—
Total Distributions	—		(0.01)		(0.72)	—	—		—

Net Asset Value at End of Year	$5.37		$4.38		$6.89	$7.25	$6.92		$6.69

Total Return (C) (D)	22.60	%(F)	(36.30)%		5.09%	4.77%	3.44%		8.43%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$35,973		$32,484		$53,183	$65,510	$53,901		$36,869

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.67	%(G)	1.56%		1.46%	1.52%	1.60%		1.55%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.67	%(G)	1.56%		1.46%	1.53%	1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.58	)%(G)	(0.64)%		(0.37)%	(0.56)%	(0.80)%		(0.95)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.58	)%(G)	(0.64)%		(0.37)%	(0.57)%	(0.80)%		(1.00)%

Portfolio Turnover	77.98%		176.94	%(E)	44.62%	60.46%	38.61%		60.25%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-adviser to the Fund.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

LARGE/MID CAP GROWTH FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08		Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period Ended 12/31/04(B)
Per Share Operating Performance:	$4.11		$6.51		$6.95	$6.69	$6.52		$6.22

Income from Investment Operations:	(0.04)		(0.08)		(0.07)	(0.07)	(0.08	)(C)	(0.05	)(C)
Net Investment Income (Loss)	0.94		(2.31)		0.35	0.33	0.25		0.35

Net Realized and Unrealized Gain (Loss) on Investments	0.90		(2.39)		0.28	0.26	0.17		0.30

Total from Investment Operations

Less Distributions
Dividends from Net Investment Income	—		—		—	—	—		—
Dividends from Realized Gains	—		(0.01)		(0.72)	—	—		—
Total Distributions	—		(0.01)		(0.72)	—	—		—

Net Asset Value at End of Year	$5.01		$4.11		$6.51	$6.95	$6.69		$6.52

Total Return (D)(E)	21.90	%(G)	(36.73)%		4.15%	3.89%	2.61%		4.82	%(G)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$2,120		$1,971		$3,097	$2,222	$1,496		$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.42	%(H)	2.31%		2.22%	2.27%	2.35%		2.30	%(H)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.42	%(H)	2.31%		2.22%	2.27%	2.35%		2.35	%(H)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(H)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.70	)%(H)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(H)	(1.39)%		(1.12)%	(1.31)%	(1.55)%		(1.75	)%(H)

	77.98%		176.94	%(E)	44.62%	60.46%	38.61%		60.25%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	On January 1, 2008, Chartwell Investment Partners became sub-adviser to the Fund.
(G)	For periods less than one full year, total return is not annualized.
(H)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

SMALL CAP VALUE FUND- CLASS A SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$8.88	$13.27	$14.94	$15.27	$15.59	$15.45

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)	0.01	0.04	0.22	0.01	(B)	(0.04	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.42	(4.33)	0.36	2.77	(0.17)	1.83

Total from Investment Operations	1.37	(4.32)	0.40	2.99	(0.16)	1.79

Less Distributions
Dividends from Net Investment Income	—	—	(0.03)	(0.22)	—	—
Dividends from Realized Gains	—	(0.07)	(2.04)	(3.10)	(0.16)	(1.65)
Total Distributions	—	(0.07)	(2.07)	(3.32)	(0.16)	(1.65)

Net Asset Value at End of Year	$10.25	$8.88	$13.27	$14.94	$15.27	$15.59

Total Return (C) (D)	15.43	%(E)	(32.50)%	2.87%	19.69%	(1.01)%	11.60%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$47,268	$42,651	$62,525	$66,097	$49,008	$42,542

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.59	%(F)	1.50%	1.44%	1.52%	1.56%	1.48%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.59	%(F)	1.50%	1.44%	1.52%	1.56%	1.48%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.71	)%(F)	0.05%	0.24%	1.39%	0.05%	(0.30)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.71	)%(F)	0.05%	0.24%	1.39%	0.05%	(0.30)%

Portfolio Turnover	57.15%	110.16%	59.84%	148.02%	44.24%	57.59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

SMALL CAP VALUE FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period Ended 12/31/04(B)
Per Share Operating Performance:	$7.83		$11.80	$13.58	$14.12	$14.55		$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.09)		(0.07)	(0.05)	0.09	(0.10	)(C)	(0.05	)(C)
Net Realized and Unrealized Gain (Loss) on Investments	1.25		(3.83)	0.31	2.56	(0.17)		1.25

Total from Investment Operations	1.16		(3.90)	0.26	2.65	(0.27)		1.20

Less Distributions
Dividends from Net Investment Income	—		—	—	(0.09)	—		—
Dividends from Realized Gains	—		(0.07)	(2.04)	(3.10)	(0.16)		(1.65)
Total Distributions	—		(0.07)	(2.04)	(3.19)	(0.16)		(1.65)

Net Asset Value at End of Year	$8.99		$7.83	$11.80	$13.58	$14.12		$14.55

Total Return (D)(E)	14.81	%(F)	(32.99)%	2.13%	18.80%	(1.84)%		8.02	%(F)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$3,867		$3,901	$6,341	$4,054	$2,258		$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.34	%(G)	2.25%	2.19%	2.27%	2.31%		2.23	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.34	%(G)	2.25%	2.19%	2.27%	2.31%		2.23	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.45	)%(G)	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05	)%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.45	)%(G)	(0.70)%	(0.47)%	0.61%	(0.70)%		(1.05	)%(G)

	57.15%		110.16%	59.84%	148.02%	44.24%		57.59%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

LARGE/MID CAP VALUE FUND- CLASS A SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.10	$15.48	$14.31	$12.99	$12.68	$11.66

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)	0.05	0.15	0.16	0.02	(B)	(0.01	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.58	(6.26)	2.26	2.24	2.44	1.03

Total from Investment Operations	1.62	(6.21)	2.41	2.40	2.46	1.02

Less Distributions
Dividends from Net Investment Income	—	(0.03)	(0.16)	(0.16)	—	*	—
Dividends from Realized Gains	—	(0.14)	(1.08)	(0.90)	(2.15)	—
Distributions from Return of Capital	—	—	—	(0.02)	—	—

Total Distributions	—	(0.07)	(2.07)	(3.32)	(0.16)	(1.65)

Net Asset Value at End of Year	$10.72	$9.10	$15.48	$14.31	$12.99	$12.68

Total Return (C) (D)	17.80	%(E)	(40.05)%	17.02%	18.41%	19.42%	8.75%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$82,784	$69,695	$103,828	$84,203	$51,753	$43,120

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.57	%(F)	1.51%	1.44%	1.51%	1.55%	1.52%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.57	%(F)	1.51%	1.44%	1.51%	1.55%	1.52%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.57	)%(F)	0.39%	0.99%	1.20%	0.15%	(0.11)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.57	)%(F)	0.39%	0.99%	1.20%	0.15%	(0.11)%

Portfolio Turnover	32.46%	76.74%	47.52%	52.16%	129.22%	29.09%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

LARGE/MID CAP VALUE FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period Ended 12/31/04(B)
Per Share Operating Performance:	$8.31		$14.24	$13.28	$12.12	$12.04		$11.05

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		(0.04)	0.02	0.07	(0.08	)(C)	(0.04	)(C)
Net Realized and Unrealized Gain (Loss) on Investments	1.43		(5.73)	2.10	2.08	2.31		1.03

Total from Investment Operations	1.42		(3.77)	2.12	2.15	2.23		0.99

Less Distributions
Dividends from Net Investment Income	—		(0.02)	(0.08)	(0.07)	—		—
Dividends from Realized Gains	—		(0.14)	(1.08)	(0.90)	(2.15)		—
Distributions from Return of Capital	—		—	—	(0.02)	—		—

Total Distributions	—		(0.16)	(1.16)	(0.99)	(2.15)		—

Net Asset Value at End of Year	$9.73		$8.31	$14.24	$13.28	$12.12		$12.04

Total Return (D) (E)	17.09	%(F)	(40.49)%	16.13%	17.63%	18.53%		8.96	%(F)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$9,552		$8,544	$12,722	$6,353	$2,774		$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.32	%(G)	2.26%	2.19%	2.25%	2.30%		2.27	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.32	%(G)	2.26%	2.19%	2.25%	2.30%		2.27	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.18	)%(G)	(0.35)%	0.18%	0.53%	(0.60)%		(0.86	)%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.18	)%(G)	(0.35)%	0.18%	0.53%	(0.60)%		(0.86	)%(G)

Portfolio Turnover	32.46%		76.74%	47.52%	52.16%	129.22%		29.09%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

FIXED INCOME FUND- CLASS A SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$9.56	$9.99	$9.94	$10.06	$10.32	$10.31

Income from Investment Operations:
Net Investment Income (Loss)	0.24	0.43	0.44	0.42	0.34	(B)	0.34	(B)
Net Realized and Unrealized Gain (Loss) on Investments	0.58	(0.43)	0.06	(0.12)	(0.23)	0.01

Total from Investment Operations	0.82	—	0.50	0.30	0.11	0.35

Less Distributions
Dividends from Net Investment Income	(0.24)	(0.43)	(0.45)	(0.41)	(0.34)	(0.34)
Dividends from Realized Gains	—	—	—	(0.01)	(0.03)	—
Total Distributions	(0.24)	(0.43)	(0.45)	(0.42)	(0.37)	(0.34)

Net Asset Value at End of Year	$10.14	$9.56	$9.99	$9.94	$10.06	$10.32

Total Return (C) (D)	8.70	%(E)	(0.05)%	5.19%	3.11%	1.11%	3.44%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$48,074	$37,367	$45,371	$39,023	$29,402	$23,131

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.35	%(F)	1.29%	1.21%	1.32%	1.31%	1.31%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.20	%(F)	1.14%	1.06%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.24	%(F)	4.11%	4.33%	4.42%	3.33%	3.49%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.39	%(F)	4.26%	4.48%	4.39%	3.29%	3.45%

Portfolio Turnover	22.18%	35.01%	44.98%	76.28%	39.46%	35.95%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

FIXED INCOME VALUE FUND- CLASS C SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Period Ended 12/31/04(B)
Per Share Operating Performance:	$9.28	$9.69	$9.66	$9.78	$10.04	$10.15

Income from Investment Operations:
Net Investment Income (Loss)	0.18	0.33	0.37	0.33	0.25	(C)	0.26	(C)
Net Realized and Unrealized Gain (Loss) on Investments	0.56	(0.40)	0.04	(0.12)	(0.20)	(0.05)

Total from Investment Operations	0.74	(0.07)	0.41	0.21	0.05	0.21

Less Distributions
Dividends from Net Investment Income	(0.20)	(0.34)	(0.38)	(0.32)	(0.28)	(0.32)
Dividends from Realized Gains	—	—	—	(0.01)	(0.03)	—

Total Distributions	(0.20)	(0.34)	(0.38)	(0.33)	(0.31)	(0.32)

Net Asset Value at End of Year	$9.82	$9.28	$9.69	$9.66	$9.78	$10.04

Total Return (D) (E)	8.02	%(F)	(0.72)%	4.37%	2.26%	0.47%	2.12	%(F)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$5,212	$2,883	$2,842	$3,019	$1,927	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10	%(G)	2.06%	1.96%	2.10%	2.07%	2.06	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.95	%(G)	1.91%	1.81%	2.10%	2.10%	2.10	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.50	%(G)	3.33%	3.59%	3.64%	2.57%	2.74	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.65	%(G)	3.48%	3.74%	3.64%	2.54%	2.70	%(G)

22.18%	35.01%	44.98%	76.28%	39.46%	35.95%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

HIGH YIELD BOND FUND- CLASS A SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Year ended 12/31/07 (B)
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.23		$9.53	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.48		0.61	0.36
Net Realized and Unrealized Gain (Loss) on Investments	2.23		(3.30)	(0.47)

Total from Investment Operations	2.71		(2.69)	(0.11)

Less Distributions
Dividends from Net Investment Income	(0.48)		(0.60)	(0.36)
Dividends from Realized Gains	—		(0.01)	—
Total Distributions	(0.48)		(0.61)	(0.36)

Net Asset Value at End of Year	$8.46		$6.23	$9.53

Total Return (C) (D)	45.11	%(E)	(29.55)%	(1.14)%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$18,740		$13,283	$20,284

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.46	%(F)	1.41%	1.45%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.46	%(F)	1.41%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	8.75	%(F)	7.06%	5.67%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	8.75	%(F)	7.06%	5.77%

Portfolio Turnover	33.82%		27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods less than one full year, total return is not annualized.
(F)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables has been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request.

HIGH YIELD FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Period Ended 12/31/07 (B)
Per Share Operating Performance:	$6.29		$9.60	$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.43	(C)	0.53	0.26
Net Realized and Unrealized Gain (Loss) on Investments	2.24		(3.33)	(0.40)

Total from Investment Operations	2.67		(2.80)	(0.14)

Less Distributions
Dividends from Net Investment Income	(0.45)		(0.50)	(0.26)
Dividends from Realized Gains	—		(0.01)	—

Total Distributions	(0.45)		(0.51)	(0.26)

Net Asset Value at End of Year	$8.51		$6.29	$9.60

Total Return (D)(E)	43.90	%(F)	(30.17)%	(1.38	)%(F)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$547		$541	$241

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.20	%(G)	2.14%	2.20	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.20	%(G)	2.14%	2.10	%(G)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	7.55	%(G)	6.26%	5.24	%(G)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	7.55	%(G)	6.26%	5.34	%(G)

	33.82%		27.85%	23.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period May 7, 2007 (Commencement of Operations) to December 31, 2007.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

MONEY MARKET FUND

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income (Loss)	—	*	0.02	0.04	0.04	0.03	(B)	0.01	(B)
Net Realized and Unrealized Gain (Loss) on Investments

Total from Investment Operations	—	0.02	0.04	0.04	0.03	0.01

Less Distributions
Dividends from Net Investment Income	—	*	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)
Dividends from Realized Gains	—	—	—	—	—	—
Total Distributions	—	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

Net Asset Value at End of Year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (C) (D)	0.07	%(F)	1.82%	4.26%	4.17%	2.48%	0.97%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$27,168	$33,860	$45,433	$19,813	$5,195	$3,698

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.05	%(G)	1.00%	0.99%	1.21%	1.13%	1.20%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.33	%(G)	0.64	%(E)	0.78%	0.85%	0.66%	0.25%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.63	)%(G)	1.45%	3.85%	3.85%	2.03%	0.07%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.09	%(G)	1.81%	4.05%	4.21%	2.50%	1.02%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	The expense ratio after reimbursement of expenses include a 0.01% reimbursement of expenses by the Administrator for a processing error.
(F)	For periods less than one full year, total return is not annualized.
(G)	Annualized.
*	Amount is less than $ 0.005 per share.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

STRATEGIC GROWTH FUND- CLASS A SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$4.86		$9.12	$9.69	$9.18	$8.64		$8.10

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.01	0.10	0.14	(0.10	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.12		(3.66)	0.90	0.82	0.64		0.71

Total from Investment Operations	1.11		(3.65)	1.00	0.96	0.54		0.66

Less Distributions
Dividends from Net Investment Income	—		(0.09)	(0.10)	(0.05)	—		—
Dividends from Realized Gains	—		(0.52)	(1.47)	(0.40)	—	*	(0.12)
Total Distributions	—		(0.61)	(1.57)	(0.45)	—		(0.12)

Net Asset Value at End of Year	$5.97		$4.86	$9.12	$9.69	$9.18		$8.64

Total Return (C) (D)	22.84	%(G)	(39.82)%	10.45%	10.41%	6.25%		8.09%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$30,066		$25,440	$44,231	$37,204	$26,451		$21,019

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.11	%(H)	1.03%	1.00%	1.07%	1.11%		1.13%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.11	%(H)	1.03%	1.00%	1.07%	1.15%		1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(F)	(0.25	)%(H)	0.12%	1.10%	1.49%	(1.10)%		(0.74)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(F)	(0.25	)%(H)	0.12%	1.10%	1.49%	(1.14)%		(0.76)%

Portfolio Turnover	5.21%		16.61%	45.00%	10.55%	1.61%		0.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying securities holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods less than one full year, total return is not annualized.
(H)	Annualized.
*	Amount is less than $ 0.005 per share.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

STRATEGIC GROWTH FUND- CLASS C SHARES

	Period Ended 09/30/09 (A)		Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05		Period Ended 12/31/04 (B)
Per Share Operating Performance:	$4.62		$8.70	$9.31	$8.86	$8.39		$8.03

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.05)	0.03	0.06	(0.16	)(C)	(0.05	)(C)
Net Realized and Unrealized Gain (Loss) on Investments	1.06		(3.47)	0.86	0.79	0.63		0.53

Total from Investment Operations	1.02		(3.52)	0.89	0.85	0.47		0.48

Less Distributions
Dividends from Net Investment Income	—		(0.04)	(0.03)	—	—		—
Dividends from Realized Gains	—		(0.52)	(1.47)	(0.40)	—	*	(0.12)

Total Distributions	—		(0.56)	(1.50)	(0.40)	—		(0.12)

Net Asset Value at End of Year	$5.64		$4.62	$8.70	$9.31	$8.86		$8.39

Total Return (D)(E)	22.08	%(H)	(40.32)%	9.73%	9.51%	5.61%		5.92	%(H)

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$7,608		$6,423	$9,836	$7,609	$5,462		$2,204

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)	1.85	%(I)	1.78%	1.75%	1.81%	1.81%		1.88	%(I)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)	1.85	%(I)	1.78%	1.75%	1.81%	1.90%		1.90	%(I)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)(G)	(1.00	)%(I)	(0.61)%	0.43%	0.76%	(1.85)%		(1.49	)%(I)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)(G)	(1.00	)%(I)	(0.61)%	0.43%	0.76%	(1.89)%		(1.51	)%(I)

	5.21%		16.61%	45.00%	10.55%	1.61%		0.46%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns would have been higher or lower if certain expenses had not been waived, reimbursed or recouped.
(F)	These ratios exclude the impact of expenses of the underlying securities holdings as represented in the Schedule of Investments.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(H)	For periods less than one full year, total return is not annualized.
(I)	Annualized.
*	Amount is less than $ 0.005 per share.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

CONSERVATIVE GROWTH FUND- CLASS A SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Year Ended 12/31/04
Per Share Operating Performance:
Net Asset Value at Beginning of Year	$6.94	$10.49	$11.10	$10.83	$10.26	$9.85

Income from Investment Operations:
Net Investment Income (Loss)	0.04	0.13	0.22	0.32	(0.01	)(B)	0.02	(B)
Net Realized and Unrealized Gain (Loss) on Investments	1.27	(3.18)	0.75	0.75	0.58	0.61

Total from Investment Operations	1.31	(3.05)	0.97	1.07	0.57	0.63

Less Distributions
Dividends from Net Investment Income	—	(0.15)	(0.20)	(0.22)	—	—
Dividends from Realized Gains	—	(0.35)	(1.38)	(0.58)	—	(0.19)
Distributions from Return of Capital	—	—	—	—	—	(0.03)

Total Distributions	—	(0.50)	(1.58)	(0.80)	—	(0.22)

Net Asset Value at End of Year	$8.25	$6.94	$10.49	$11.10	$10.83	$10.26

Total Return (C) (D)	18.88	%(G)	(28.88)%	8.85%	9.86%	5.56%	6.41%

Ratios/Supplemental Data:
Net Assets, End of Year (in 000’s)	$33,128	$26,206	$38,102	$33,189	$27,765	$23,241

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.10	%(H)	1.02%	1.02%	1.08%	1.13%	1.14%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.10	%(H)	1.02%	1.02%	1.09%	1.15%	1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(F)	0.82	%(H)	1.36%	2.09%	2.98%	(0.11)%	0.27%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(F)	0.82	%(H)	1.36%	2.09%	2.97%	(0.13)%	0.26%

Portfolio Turnover	15.74%	25.72%	40.54%	6.12%	3.61%	0.00%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	Per share amounts calculated using average share method.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	These ratios exclude the impact of expenses of the underlying securities holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods less than one full year, total return is not annualized.
(H)	Annualized.

The table below sets forth data for one share of capital stock outstanding throughout each period represented.

The Financial Highlights Table is intended to help you understand the Fund’s financial performance for the past five years (or, if shorter, the period of the Fund’s operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent that rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information contained in the tables for the period ended September 30, 2009 and the periods ended December 31, 2008, 2007, 2006 & 2005 have been audited by Cohen Fund Audit Services, Ltd., whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request. Data for the period ended December 31, 2004 was audited by another firm.

CONSERVATIVE GROWTH FUND- CLASS C SHARES

Period Ended 09/30/09 (A)	Year ended 12/31/08	Year ended 12/31/07	Year ended 12/31/06	Year ended 12/31/05	Period Ended 12/31/04 (B)
Per Share Operating Performance:	$6.61	$10.02	$10.68	$10.44	$9.97	$9.69

Income from Investment Operations:
Net Investment Income (Loss)	—	*	0.06	(C)	0.12	0.23	(0.09	)(C)	(0.02	)(C)
Net Realized and Unrealized Gain (Loss) on Investments	1.22	(3.03)	0.72	0.73	0.56	0.49

Total from Investment Operations	1.22	(2.97)	0.84	0.96	0.47	0.47

Less Distributions
Dividends from Net Investment Income	—	(0.09)	(0.12)	(0.14)	—	—
Dividends from Realized Gains	—	(0.35)	(1.38)	(0.58)	—	(0.19)

Total Distributions	—	(0.44)	(1.50)	(0.72)	—	(0.19)

Net Asset Value at End of Year	$7.83	$6.61	$10.02	$10.68	$10.44	$9.97

Total Return (D)(E)	18.46	%(H)	(29.45)%	7.98%	9.16%	4.71%	4.84	%(H)

Ratios/Supplemental Data:

Net Assets, End of Year (in 000’s)	$7,500	$6,438	$7,164	$5,833	$4,361	$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)	1.85	%(I)	1.77%	1.77%	1.84%	1.88%	1.89	%(I)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)	1.85	%(I)	1.78%	1.75%	1.84%	1.90%	1.90	%(I)

Ratio of Net Investment Income (Loss) to Average Net Assets
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)(G)	0.05	%(I)	0.72%	1.40%	2.36%	(0.86)%	(0.48	)%(I)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (F)(G)	0.05	%(I)	0.72%	1.40%	2.36%	(0.88)%	(0.49	)%(I)

15.74%	25.72%	40.54%	6.12%	3.61%	0.00%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 to September 30, 2009.
(B)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(C)	Per share amounts calculated using average share method.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total returns would have been higher or lower if certain expenses had not been waived, reimbursed or recouped.
(F)	These ratios exclude the impact of expenses of the underlying securities holdings as represented in the Schedule of Investments.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(H)	For periods less than one full year, total return is not annualized.
(I)	Annualized.
*	Amount is less than $ 0.005 per share.

Section 6- FOR MORE INFORMATION

Additional information about the Funds is available in the Fund’s Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated February __, 2010, has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus. Additional information about each Fund’s investments is also available in the Funds’ audited annual report, dated September 301, 2009. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

The Funds’ SAI, annual report and semi-annual report all available, without charge upon request. To receive a copy of any of these documents or to make other types of inquiries to the Funds, please contact the Funds;

	Timothy Plan*	Securities and Exchange Commission
By Phone:	1-800-846-7526	1-202-942-8090

By Mail:	The Timothy Plan c/o Timothy Partners, Ltd. 1055 Maitland Center Commons Center Blvd. Maitland, FL 32751	Public Reference Section Securities and Exchange Commission Washington, D.C. 20549-0102 (a duplicating fee required)

By E-mail:	invest@timothyplan.com	Publicinvest@sec.gov (a duplicating fee required)

By Internet:	http://www.timothyplan.com	http://www.sec.gov

In Person:		Public Reference Room Securities and Exchange Commission, Washington, D.C.

*	A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102.

The Timothy Plan

Investment Company Act No. 811-08228

TIMOTHY PLAN

SAI

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY __, 2010

TIMOTHY PLAN FAMILY OF FUNDS:

Aggressive Growth		International		Large/Mid Cap Growth		Small Cap Value		Large/Mid Cap Value
Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol
Class A	TAAGX	Class A	TPIAX	Class A	TLGAX	Class A	TPLNX	Class A	TLVAX
Class C	TCAGX	Class C	TPICX	Class C	TLGCX	Class C	TSVCX	Class C	TLVCX

Fixed Income		High Yield		Money Market		Strategic Growth		Conservative Growth
Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol	Share Class	Ticker Symbol
Class A	TFIAX	Class A	TPHAX	No-		Class A	TSGAX	Class A
Class C	TFICX	Class C	TPHCX	Load	TPMXX	Class C	TSGCX	Class C

Defensive Strategies
Share Class	Ticker Symbol
Class A	TPDAX
Class C	TCACX

Timothy Plan

Family of Funds

(the “Trust”)

STATEMENT OF ADDITIONAL INFORMATION

FEBRUARY __, 2010

A Delaware Business Trust and registered investment management company offering the following series:

	TIMOTHY PLAN AGGRESSIVE GROWTH FUND	TIMOTHY PLAN FIXED INCOME FUND

	TIMOTHY PLAN INTERNATIONAL FUND	TIMOTHY PLAN HIGH YIELD BOND FUND

	TIMOTHY PLAN LARGE/MID CAP GROWTH FUND	TIMOTHY PLAN DEFENSIVE STRATEGIES FUND

	TIMOTHY PLAN SMALL CAP VALUE FUND	TIMOTHY PLAN MONEY MARKET FUND

TIMOTHY PLAN LARGE/MID CAP VALUE FUND

And:

TIMOTHY PLAN STRATEGIC GROWTH FUND

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

The Funds are distributed through:

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, Florida 32751

This Statement of Additional Information (“SAI”) is not a prospectus. It is an additional disclosure document filed in addition to and supplementing the following prospectuses of The Timothy Plan (the “Trust:”), Prospectus of The Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid Cap Growth Fund, the Timothy Plan Small Cap Value Fund, the Timothy Plan Large/Mid Cap Value Fund, the Timothy Plan International Fund, the Timothy Plan Fixed Income Fund, the Timothy Plan High Yield Bond Fund, the Timothy Plan Defensive Strategies Fund, the Timothy Plan Money Market Fund (collectively, the “Traditional Funds”), dated February __, 2010; Prospectus of the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the “Asset Allocation Funds, dated February __, 2010).

THE TIMOTHY PLAN (the “Trust”) is registered with the Securities and Exchange Commission as an open-end management investment company.

Traditional Funds (except the Money Market Fund) currently offer two classes of shares: Class A and Class C. The Timothy Plan Money Market Fund offers a single class of shares without any sales charges.

Each of the Asset Allocation Funds currently offers two classes of shares: Class A and Class C.

COPIES OF THIS SAI AND/OR THE PROSPECTUSES TO WHICH IT RELATES MAY BE OBTAINED FROM THE TRUST WITHOUT CHARGE BY WRITING THE TRUST AT 1055 MAITLAND CENTER COMMONS, MAITLAND, FL 32751 OR BY CALLING THE TRUST AT (800) 846-7526. RETAIN THIS SAI FOR FUTURE REFERENCE.

STATEMENT OF ADDITIONAL INFORMATION FOR THE TIMOTHY PLAN FAMILY OF FUNDS	February __, 2010

3

THE TIMOTHY PLAN

The Timothy Plan (“Trust”) was organized as a Delaware business trust on December 16, 1993, and is a mutual fund company of the type known as, and registered with the Securities and Exchange Commission as, an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a “Fund”) and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. This SAI pertains to the following ten series of the Trust: the Timothy Plan Aggressive Growth Fund, the Timothy Plan Large/Mid Cap Growth Fund, the Timothy Plan Small Cap Value Fund, the Timothy Plan Large/Mid Cap Value Fund, the Timothy Plan International Fund, the Timothy Plan Fixed Income Fund, the Timothy Plan High Yield Bond Fund, the Timothy Plan Defensive Strategies Fund, the Timothy Plan Money Market Fund, (collectively the “Traditional Funds”“) and the Timothy Plan Strategic Growth Fund, and the Timothy Plan Conservative Growth Fund (collectively, the “Asset Allocation Funds”). The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (the Timothy Plan Money Market Fund only). The Trust previously has offered Class B shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board of Trustees during their meeting on February 27, 2004, with the suspension effective May 1, 2004.

Shareholder meetings will not be held unless required by federal or state law.

THE TIMOTHY PLAN – INVESTMENTS

Each Fund seeks to achieve its objectives by making investments selected in accordance with that Fund’s investment restrictions and policies. Each Fund will vary its investment strategy as described in the applicable prospectus to achieve its objectives. This SAI contains further information concerning the techniques and operations of the Funds, the securities in which they will invest, and the policies they will follow.

THE TRADITIONAL FUNDS (except for the Money Market Fund) issue two classes of shares (Class A and Class C) that invest in the same portfolio of securities, except that Money Market Fund issues one class with no sales charge. Class A and Class C shares differ with respect to sales structure and 12b-1 Plan expenses.

THE MONEY MARKET FUND offers a single class of shares, the No-Load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds’ adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in the prospectuses.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the ‘corporation’s preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the ‘issuer’s Board of Directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Directors. There is, however, no assurance that dividends will be declared by the Board of Directors of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by a Fund upon conversion of a convertible security will generally be held for so long as the Funds’ adviser or the Fund’s investment manager anticipates such stock will provide the Fund with opportunities which are consistent with the Fund’s investment objectives and policies.

4

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the ‘issuer’s capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS (“ADRs”) ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are “sponsored” or “unsponsored”. “Sponsored” ADRs are issued jointly by the issuer of the underlying security and a depository”. “Unsponsored” ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund, except the International Fund which is heavily invested in ADRs, will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that the Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the “Code”).

“HIGH YIELD” BONDS are public and private issue debt securities that are rated below investment grade (such as BB or lower by Standard & Poor’s Ratings Services and/or Ba or lower by Moody’s Investors Service, Inc.) or deemed to be below investment grade by the investment adviser. These types of securities are commonly referred to as “junk bonds”. Because these securities are below investment grade, they carry higher coupon rates and are subject to greater credit risk.

TEMPORARY DEFENSIVE MEASURES Investment Managers of each traditional and asset allocation fund may take temporary defensive actions when it is determined to be in the best interests of the shareholders. Such defensive actions may include, but not be limited to, increasing the percentage of the Fund invested in cash and cash equivalents, investing more heavily in a particular sector, and investing without regard to capitalization rates. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that it would have been if it had invested strictly according to its objectives.

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. A Fund will, however, sell any portfolio security (without regard to the time it has been held) when the investment manager believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Asset Allocation Funds invest the majority of their assets in certain of the Traditional Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Asset Allocation Funds could be substantial and could cause the Traditional Funds to also experience higher portfolio turnover. The portfolio turnover rates for each Fund for fiscal years ended December 31 of each period is set forth in the table below:

Fund	2007		2008	2009
Aggressive Growth Fund	58.55	%(1)	243.59%	—%
International Fund	13.18%		32.36%	—%
Large/Mid Cap Growth Fund	44.62	%(1)	176.94	—%
Small Cap Value Fund	59.84%		110.16%	—%
Large/Mid Cap Value Fund	47.52%		76.74%	—%
High Yield Bond Fund	23.46%		27.85%	—%
Fixed Income Fund	44.98%		35.01%	—%
Defensive Strategies Fund (2)	N/A		N/A	N/A
Strategic Growth Fund	45.00%		16.61%	—%
Conservative Growth Fund	40.54%		25.72%	—%

(1)	Under a sub-advisory agreement dated January 1, 2007, Chartwell Investment Partners assumed the responsibility for the day-to-day management of the Aggressive Growth Fund and the Large/Mid Cap Growth Fund. As part of Chartwell’s strategy for management of the Funds, Chartwell restructured the Fund’s’ portfolios’ resulting in higher than average portfolio turnovers. Chartwell does not anticipate incurring higher than average portfolio turnover going forward.
(2)	The Defensive Strategies Fund commenced investment operations on or about , 2009. Accordingly, portfolio turnover information for this Fund is not yet available.

High portfolio turnover rates (annual rates in excess of 100%) involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, and may result in adverse tax effects to Fund shareholders. (See “Dividends and Distributions” in the applicable prospectus.)

DISCLOSURE OF PORTFOLIO HOLDINGS. The following discussion sets forth the Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings.

Fund Service Providers - Fund Accounting Agent, Independent Registered Public Accountants, Compliance Consulting Firm and Custodian- The Trust has entered into arrangements with certain third party service providers for services that require these groups to have access to each Fund’s portfolio on a real time basis. For example, the Trust’s fund accounting agent is responsible for maintaining the accounting records of each Fund, which includes maintaining a current portfolio on behalf of each Fund. The Trust also undergoes an annual audit which requires the Trust’s independent registered public accountants to review each Fund’s portfolio. In addition to the fund accounting agent, the Trust’s custodian also maintains an up-to-date list of each Fund’s holdings. The Trust’s Compliance Consulting Service must also have access to each Fund’s portfolio in order to verify compliance with the Federal Securities laws. Each of these parties is contractually and/or ethically prohibited from sharing any Fund’s portfolio with any third party unless specifically authorized by the Trust’s President, Secretary or Treasurer.

5

The Board of Trustees monitors the services provided by each of the listed service providers to ensure each is complying the contractual terms or expectation of the arrangement. If the Board of Trustees is unsatisfied with any of these service providers the Board may terminate them accordingly. Each of the entities discussed above has adopted a code of ethics which requires that any person associated with such entity (1) maintains the confidentiality of all Trust information obtained by such person, and (2) does not use such person’s knowledge of Trust activities for their own personal benefit. The Trust relies on the compliance departments of each entity to enforce its code.

Rating and Ranking Organizations - The Trust may from time to time provide its entire portfolio holdings of each Fund to various rating and ranking organizations, such as Morningstar, Inc., Lipper, Inc., Standard & Poor’s Ratings Group, Bloomberg L.P., and Thomson Financial Research. The Trust has obtained assurances form all such parties that any information provided to them will be held in confidence and that such information shall not be used for the personal benefit of the recipient.

The Trust’s management has determined that these groups provide investors with a valuable service and, therefore, are willing to provide them with portfolio information. You should be aware that the Trust does not pay them or receive any compensation from them for providing this information.

Disclosure to Other Parties - The Trust has adopted a policy of posting the portfolio holdings of each Fund on its web site not later than seven (7) calendar days after the end of each fiscal quarter. The Trust is also required under law to file a listing of the portfolio holdings of each Fund with the Securities and Exchange Commission on a quarterly basis. The Trust prohibits the disclosure of portfolio information to any third party other than those described above until and unless such information has been filed with the Commission or posted to the Trust’s web site, as discussed above. The Trust further prohibits any person affiliated with the Trust from entering into any ongoing arrangement with any person other than described above to receive portfolio holdings information relating to a Fund.

Review - The Board of Trustees reviews these policies not less than annually and receives periodic attestations from affiliated persons that these policies are being adhered to. The Trust’s President, Secretary and Treasurer are authorized, subject to Board review, to make exceptions to the above-described policies.

INVESTMENT RESTRICTIONS

In addition to those set forth in the current applicable prospectus, the Traditional Funds have adopted the investment restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the “1940 Act”), a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Traditional Fund will not:

1.	issue senior securities;

2.	engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 (the “1933 Act”) in disposing of a portfolio security;

3.	purchase or sell real estate or interests therein, although the Funds may each purchase debt instruments or securities of issuers which engage in real estate operations;

4.	invest for the purpose of exercising control or management of another company;

5.	purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Funds may each invest in the debt instruments or securities of companies which invest in or sponsor such programs;

6.	invest more than 25% of the value of the Fund’s total assets in one particular industry, except for temporary defensive purposes;

7.	make purchases of securities on “margin,” or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

8.	invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual funds, but such investments in money market mutual funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

9.	as to 75% of a Fund’s total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

10.	purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

11.	make loans of money or securities, except (i) by purchase of fixed income securities in which a Fund may invest consistent with its investment objective and policies; or (ii) by investment in repurchase agreements.

12.	invest in securities of any company if any officer or trustee of the Funds or the Funds’ adviser owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

13.	borrow money, except that each Fund may borrow from banks (i) for temporary or emergency purposes in an amount not exceeding the Fund’s assets or (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a fund, including reverse repurchase agreements, exceed 5% of the value of a fund’s total assets, the Fund will not purchase any securities. Interest paid on borrowing will reduce net income.

6

14.	pledge, mortgage hypothecate, or otherwise encumber its assets, except in an amount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

15.	purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund’s net assets would be invested in securities that are subject to legal or contractual restrictions on resale (“restricted securities”), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund’s net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Asset Allocation Funds as fundamental policies.

Each of the Asset Allocation Funds may not:

1.	purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2.	purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3.

make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4.	purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act), and purchase securities of an issuer (except obligations of the U.S. government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if, as a result, with respect to 75% of its total assets, more than 5% of the Fund’s total assets, at market value, would be invested in the securities of such issuer.

5.	issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6.	borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Fund’s total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Fund, including reverse repurchase agreements, exceed 5% of the value of a Fund’s total assets, the Fund will not purchase any securities;

7.	underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8.	write or acquire options or interests in oil, gas or other mineral exploration or development programs.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE ASSET ALLOCATION FUNDS

An Asset Allocation Fund will not be able to offset gains realized by one Traditional Fund in which such Asset Allocation Fund invests against losses realized by another Fund in which such Asset Allocation Fund invests. An Asset Allocation Fund’s use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

Depending on an Asset Allocation Fund’s percentage ownership in an underlying Traditional Fund both before and after a redemption, an Asset Allocation Fund’s redemption of shares of such Traditional Fund may cause the Asset Allocation Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Asset Allocation Fund’s tax basis in the shares of the underlying Traditional Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Asset Allocation Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Traditional Funds directly.

INVESTMENT ADVISER

The Trust has entered into advisory agreements with Timothy Partners, Ltd. (“TPL” or the “Adviser”), for the provision of investment advisory services on behalf of the Trust to each Fund (collectively referred to as the “Advisory Agreement”), subject to the supervision and direction of the Trust’s Board of Trustees. The latest continuance of the Advisory Agreement with Timothy Partners, Ltd. was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 27, 2009. More complete factors considered by the Trust’s Board of Trustees in renewing the investment advisory agreement are available in the Trust’s semi-annual report dated June 30, 2009.

Each investment advisory agreement may be renewed after its initial two year term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each investment advisory agreement will terminate automatically in the event of its assignment.

7

The table below sets forth the investment advisory fees paid to TPL for the last three years by each Fund.

Fund	2007	2008	2009
Aggressive Growth Fund
IA Fees Payable to TPL	$229,927	$204,332	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
International Fund
IA Fees Payable to TPL	$254,073	$416,037	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Large/Mid-Cap Growth Fund
IA Fees Payable to TPL	$534,466	$409,706	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Small-Cap Value Fund
IA Fees Payable to TPL	$695,720	$572,983	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Large/Mid-Cap Value Fund
IA Fees Payable to TPL	$938,257	$943,946	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Fixed-Income Fund
IA Fees Payable to TPL	$278,335	$220,542	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
High Yield Fund
IA Fees Payable to TPL	$71,590	$109,863	$—
Amount Reimbursed/(Recouped) by TPL	$(12,185)	0	$—
Defensive Strategies Fund
IA Fees Payable to TPL	N/A	N/A	$—
Amount Reimbursed/(Recouped) by TPL	N/A	N/A	$—
Money Market Fund
IA Fees Payable to TPL	$184,405	$76,704	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Strategic Growth Fund
IA Fees Payable to TPL	$432,092	$374,071	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—
Conservative Growth Fund
IA Fees Payable to TPL	$344,962	$326,412	$—
Amount Reimbursed/(Recouped) by TPL	0	0	$—

INVESTMENT MANAGERS

BARROW, HANLEY, MEWHINNEY AND STRAUSS, INC.

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Barrow, Hanley, Mewhinney and Strauss, Inc. (“BHMS”), dated July 01, 2004 (the “BHMS Sub-Advisory Agreement”), BHMS provides advice and assistance to TPL in the selection of appropriate investments for the Fixed-Income Fund, the High Yield Fund and the Money Market Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services with respect to the Fixed-Income Fund and High Yield Bond Fund, BHMS receives from TPL an annual fee at a rate equal to 0.25% of the average net assets of each Fund. As compensation for its services with respect to the Money Market Fund, BHMS receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

The BHMS Sub-Advisory Agreements each had an initial term of two years and may be renewed annually thereafter. On February 27, 2009, the Board met to consider, among other matters, retaining Barrow Hanley as sub-investment advisor for the Fixed Income Fund, High Yield Bond Fund and Money Market Fund. A discussion of the Board’s considerations in renewing the agreement in 2009 is available in the Trust’s semi-annual report dated June 30, 2009.

BHMS employs a team concept in the management of the Timothy Plan Funds. Team members are assigned specific sector responsibilities but enjoy equal responsibilities in the investment process. The members have equal say in the actual management under the guidance of John Williams who serves BHMS as the Chief Investment Officer for fixed income strategies. The other members of the team are David Hardin, Mark Luchsinger, Scott McDonald, and Deborah Petruzzelli.

Mr. Williams, who joined BHMS in 1983 is the senior member of the team, and has served as a portfolio manager for nineteen years at BHMS. In addition to serving as CIO for the fund, he also specializes as an analyst in the energy and utility industries.

David Hardin also has nineteen years as a portfolio manager. He joined BHMS in 1987, and currently serves the firm as the director of credit research specializing in the high yield sector, and manages the municipal portfolios.

Scott McDonald joined BHMS in 1995. He is a portfolio manager specializing in corporate and government bonds, and is an analyst of the finance sector, including banks and the sovereign sector.

8

Mark Luchsinger joined BHMS in 1997, and currently specializes in investment grade and high yield corporate bond strategies, and is analyst for basic materials, consumer and technology industries.

Deborah Petruzzelli joined BHMS in 2003. She specializes in the mortgage-backed, asset-backed and structured product securities sectors. During her nineteen year financial services career she has served as a managing director and senior portfolio manager.

Other Information Relating to BHMS

The table below presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of December 31, 2009.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
John S. Williams	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
David R. Hardin	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
J. Scott McDonald	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Mark C. Luchsinger	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Deborah A. Petruzzelli	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Overall compensation applies with respect to all accounts managed and compensation does not differ with respect to distinct accounts managed by a portfolio manager. compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

The compensation of portfolio managers is not directly tied to fund performance or growth in assets for any fund or other account managed by a portfolio manager and portfolio managers are not compensated for bringing in new business. Of course, growth in assets from the appreciation of existing assets and/or growth in new assets will increase revenues and profit. The consistent, long-term growth in assets at any investment firm is to a great extent, dependent upon the success of the portfolio management team. The compensation of the portfolio management team at the Adviser will increase over time, if and when assets continue to grow through competitive performance.

WESTWOOD MANAGEMENT

Pursuant to Investment Sub-Advisory Agreements between TPL, the Trust and Westwood Holdings Group, (“Westwood”) dated May 1, 2005, and January 3, 2006, Westwood provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Value Fund and the Small Cap Value Fund respectively, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Westwood receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

On February 27, 2009 the Board met to consider, among other matters, retaining Westwood as sub-investment advisor for the Large/Mid Cap Value Fund and the Small Cap Value Fund A discussion of the Board’s considerations in renewing the agreement is available in the Trust’s semi-annual report dated June 30, 2009.

Ms. Susan M. Byrne has served as Chairman and Chief Investment Officer since founding Westwood in 1983. She has served on both of the portfolio teams for the Timothy Large/Mid Fund and Small Cap Fund since Westwood assumed responsibility for their management. Ms. Byrne participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. She has authority to direct trading activity on the Fund, and she is also responsible for representing the Funds to investors. Ms. Byrne has more than 38 years of investment experience. Also serving both Funds are Mr. Christopher J. MacDonald, Mr. Scott D. Lawson, and Mr Todd L. Williams.

Mr. Christopher J. MacDonald, CFA, has served as Vice President and Senior Research Analyst since 2008. Prior to this appointment, he served as a Research Group Head from 2005 through 2008 and as Vice President and Research Analyst from 1997 to 2005. Mr. MacDonald joined Westwood in 1994. He has served on both the Large/Mid Cap Value Fund and Small Cap Value Fund portfolio teams since Westwood assumed the management tasks for each. Mr. MacDonald participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Funds, and he is also responsible for representing the Funds to investors. Mr. MacDonald has more than 20 years of investment experience.

Mr. Scott D. Lawson, CFA, has served as Vice President and Research Group Head for Westwood since 2008. Prior to this appointment, he served as Senior Research Analyst from 2003, when he joined Westwood, through 2008. Before joining Westwood, Mr. Lawson was an Assistant Portfolio

9

Manager with Bank of America from 2000 to 2003. He has served on the portfolio team for the Timothy Plan Small Cap Value Fund since Westwood assumed the responsibility, and joined the Timothy Plan Large/Mid Cap Value Fund in 2008. Mr. Lawson participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. Lawson has more than 20 years of investment experience.

Mr. Todd L. Williams, CFA, has served as Vice President and Research Group Head for Westwood since 2008. Prior to this appointment he served Vice President and Research Analyst for Westwood from 2005 to 2008, and as Research Analyst from 2002 to 2003. Before joining Westwood, Mr. Williams was a portfolio analyst and manager with AMR Investments, Inc. from 1998 to 2002. He has served on the investment team for the Small Cap Value Fund since Westwood assumed its responsibility, and joined the Large Mid Cap Value Fund team in 2008. Mr. Williams participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. Williams has more than 14 years of investment experience.

Other members of the Large/Mid Cap Value Fund are Mr. Mark Freeman, Mr. David Spika, Ms. Kellie R. Stark, Mr. Jay K. Singhania, and Mr. Ragen R. Stienke.

Mr. Freeman, CFA has served Westwood as Senior Vice President, Portfolio Manager since 2006. Prior to this appointment, he served as Vice President, Portfolio Manager from 2000 through 2006. Prior to joining Westwood, Mr. Freeman was with First American National Bank as a Fixed Income Strategist/Senior Economist. He has served on the portfolio team of the Timothy Plan Large/Mid Cap Value Fund since its inception. Mr. Freeman participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and is also responsible for representing the Fund to investors. Mr. Freeman has more than 21 years of investment experience.

Mr. Spika, CFA has served as Senior Vice President, Investment Strategist for Westwood since 2009. Prior to this appointment, he served as Vice President, Investment Strategist from 2003, when he joined Westwood, until 2009. Before joining Westwood, Mr. Spika was with Bank of America for 17 years, serving as a Portfolio Manager in the Private Bank and then as an Institutional Portfolio Manager and Investment Strategist for Banc of America Capital Management. He has served on the portfolio team of the Timothy Plan Large/Mid Cap Value Fund since 2008. Mr. Spika participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and is also responsible for representing the Fund to investors. Mr. Spika has more than 23 years of investment experience.

Ms. Stark, CFA has served Westwood as a Senior Vice President and Research Group Head since 2004. Prior to this, she served as a Vice President from 1997 to 2004. Ms. Stark joined Westwood in 1992. She has served on the portfolio team for The Timothy Plan Large/Mid Cap Value Fund since its inception. Ms. Stark participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. She has authority to direct trading activity on the Fund, and she is also responsible for representing the Funds to investors. Ms. Stark has more than 19 years of investment experience.

Mr. Singhania, CFA, has served Westwood as Vice President and Research Group Head since 2008. He has also served as Research Analyst since July 2004. Prior to this appointment, he served as an Assistant Vice President since joining the firm in March 2001 until July 2004. Before joining Westwood, Mr. Singhania worked as an analyst for Bank of America from 1999 to March 2001, where he was also involved with due diligence and financial modeling. He has served on the portfolio team for The Timothy Plan Large/Mid Cap Value Fund since its inception. Mr. Singhania participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. Singhania has more than 12 years of investment experience.

Mr. Stienke, CFA has served as Vice President and Research Analyst since July 2006. Prior to that, Mr. Stienke served as Assistant Vice President and Research Analyst from November 2004, when he joined Westwood, until July 2006. Before joining Westwood, he worked at UBS Investment Bank as a Software Analyst in their research department from 2000 to 2003 and as a U.S. Equity Strategist from 2003 to 2005. He has served on the portfolio team for The Timothy Plan Large/Mid Cap Value Fund since joining Westwood. Mr. Steinke participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Fund to investors. Mr. Stienke has more than 12 years of investment experience.

Other members of the Small Cap Value Fund are Ms. Lisa Dong, Mr. Corey Henegar, and Ms. Nancy Price.

Ms. Dong, CFA, has served as Vice President and Research Group Head for Westwood since 2008. Prior to this appointment, she served as Vice President and Research Analyst for Westwood from 2005 through 2008, as Assistant Vice President and Research Analyst from 2001 to 2005, and as Assistant Research Analyst from 2000 to 2001. Before joining Westwood, Ms Dong was in graduate school at Texas Christian University, and she also served as a securities analyst and public relations officer for the William C. Conner Foundation from August 1997 to May 1998. She has served on the portfolio team of the Timothy Fund Small Cap Value Fund since its inception. Ms. Dong participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. She has authority to direct trading activity on the Fund, and she is also responsible for representing the Fund to investors. Ms. Dong has more than 12 years of investment experience.

Mr. Henegar, CFA has served as Vice President and Research Analyst for Westwood since 2006. Prior to this appointment, he served as Assistant Vice President and Research Analyst from 2004 through 2007, as Research Analyst from 2002 through 2007 and as Assistant Research Analyst from 2001 to 2002. Before joining Westwood, Mr. Henegar was a student at Texas Tech University. He has served on the portfolio team of the Timothy Fund Small Cap Value Fund since 2008. Mr. Henegar participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and is also responsible for representing the Fund to investors. Mr. Henegar has more than 8 years of investment experience.

10

Ms. Price, CFA, has served as Vice President, Research Analyst, since joining Westwood in 2008. Prior to joining Westwood, Ms. Price worked with Swank Capital from 2007 to 2008 as an analyst, with Carlson Capital from 2004 to 2006 as an analyst, as a consulting analyst from 2002 to 2004 and with Bradford Capital as an analyst from 2001 through 2002. She has served on the portfolio team for the Small Cap Value Fund since joining Westwood. Ms. Price participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. She has authority to direct trading activity on the Fund, and is also responsible for representing the Fund to investors. Ms. Price has more than 10 years of investment experience.

Other Information Relating to Westwood

The table below presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of December 31, 2009.

	Number of Other Accounts Managed And Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)	Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Susan M. Byrne	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Kellie R. Stark	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Mark R. Freemen	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
David S. Spika	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Jay K. Singhania	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Christopher J. McDonald	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Scott D. Lawson	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Lisa Dong	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )
Corey Henegar	— ($— )	— ($— )	— ($— )	N/A	N/A	— ($— )

*	Represents the portion of assets for which the portfolio team has primary responsibility in the accounts indicated. The accounts indicated may contain additional assets under the primary responsibility of other portfolio managers and therefore may be duplicated.

CHARTWELL INVESTMENT PARTNERS

Pursuant to the Investment Sub-Advisory Agreement between TPL, the Trust and Chartwell Investment Partners, (“Chartwell”) dated January 1, 2008, Chartwell replaced Rittenhouse Asset Management and Provident Investment Counsel as sub-advisor to the Large/Mid Cap Growth Fund and the Aggressive Growth Fund respectively. As sub-advisor, Chartwell provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid Cap Growth Fund and the Aggressive Growth Fund respectively, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Chartwell receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

LARGE/MID CAP GROWTH FUND

Jason P. Small and Mark J. Cunneen serve as the team members responsible the Large//Mid Cap Growth Fund.

Mr. Small, CFA, is a Principal, and serves as an Assistant Portfolio Manager. Mr. Small earned a Bachelor’s degree in Mechanical Engineering from Vanderbilt University and an MBA from the University of North Carolina, Kenan-Flagler Business School. He holds the Chartered Financial Analyst designation. Prior to joining Chartwell, he was a Project Engineer of Research and Development at Tyco International, Ltd. from 1998 to 2001. Prior to 1998, he worked at Honeywell, Inc. as a Mechanical Engineer. Mr. Small participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Funds to investors.

Mr. Cunneen serves as a team member for both the Large/Mid Cap and Aggressive Growth Funds. He is a Managing Partner and Senior Portfolio Manager at Chartwell. Mr. Cunneen earned a Bachelor of Business Administration degree in Accounting from The University of Notre Dame and an MBA from the University of Pennsylvania’s Wharton School. Prior to joining Chartwell, Mr. Cunneen was a Managing Partner and Portfolio Manager at Churchfield Capital where he founded and managed long/short equity hedge funds. From 2000 to 2002, he was employed by J. & W. Seligman as a Portfolio Manager and was head of the Small Cap Growth product. From 1999 to 2000, he was a Portfolio Manager and headed the Small Cap Growth product at Alliance Capital Management. From 1992 to 1998, he was a Partner and Portfolio Manager and also headed the Small Cap Growth product at Chancellor Capital Management. Mr. Cunneen participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Funds to investors.

11

AGGRESSIVE GROWTH FUND

In addition to Mr. Cunneen, Mr. Edward N. Antoian, and Mr. John A. Heffern are the team members for the Aggressive Growth Fund.

Mr. Antoian, CPA, CFA, is a Managing Partner and Chief Investment Officer for the Fund. Mr. Antoian earned a Bachelor of Science degree from the State University of New York, and an MBA from the University of Pennsylvania’s Wharton School. He is a Certified Public Accountant and holds the Chartered Financial Analyst designation. From 1984 to 1997, Mr. Antoian was a Senior Portfolio Manager at Delaware Investment Advisers, managing institutional assets in small and mid-cap growth styles as well as the Trend and DelCap Funds. Prior to joining Delaware, Mr. Antoian was employed by E.F. Hutton in the institutional equity division. Mr. Antoian is a member of the CFA Institute and the CFA Society of Philadelphia. Mr. Antoian participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Funds to investors.

John A. Heffern is the third Managing Partner and Senior Portfolio Manager rounding out the team. Mr. Heffern earned a Bachelor’s degree in Economics and an MBA in Finance from the University of North Carolina at Chapel Hill. From 1997 to 2005, he was a Senior Vice President and Senior Portfolio Manager with the Growth Investing Group at Delaware Investment Advisers. From 1994 to 1997, he was a Senior Vice President, Equity Research at NatWest Markets, responsible for specialty financial services equity research. Prior to NatWest, he was a Principal and Senior Regional Bank Analyst at Alex Brown & Sons. Mr. Heffern participates in the investment decision process during meetings in which the team determines the allocation of securities held in the portfolio. He has authority to direct trading activity on the Fund, and he is also responsible for representing the Funds to investors.

Each team member has a number of other Chartwell professionals supporting their efforts. The members of the Chartwell investment teams average in excess of 18 years experience in the investment field.

Other Information Relating to Chartwell

The table below presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of December 31, 2009.

	Number of Other Accounts Managed And Assets by Account Type						Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies ($mils)		Other Pooled Investment Vehicles ($mils)		Other Accounts ($mils)		Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Jason Small	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
Mark Cunneen	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
Edward Antoian	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
John Heffern	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)

The compensation paid to a Chartwell portfolio manager consists of base salary, annual bonus, and ownership distributions. A portfolio manager’s base salary is determined by Chartwell’s Compensation Committee and is reviewed at least annually. A portfolio manager’s experience, historical performance, and role in firm or product team management are the primary considerations in determining the base salary. Industry benchmarking is utilized by the Compensation Committee on an annual basis.

Annual bonuses are determined by the Compensation Committee based on a number of factors. The primary factor is a performance-based compensation schedule that is applied to all accounts managed by a portfolio manager within a particular investment product, and is not specific to any one account. The bonus is calibrated based on the gross composite performance of such accounts for 1 year and 3 year periods (where applicable) versus (1) the appropriate benchmark, and (2) peer group rankings by product category. The bonus also considers the individual’s stock selection performance as it relates to sector responsibilities versus sector performance within the appropriate benchmark. Portfolio construction, sector and security weighting, and performance are reviewed by the Compliance Committee and Compensation Committee to prevent a manager from taking undue risks. Additional factors used to determine the annual bonus include the portfolio manager’s contribution as an analyst, product team management, and contribution to the strategic planning and development of the investment group as well as the firm.

Ownership distributions are paid to a portfolio manager based on the portfolio manager’s ownership interest, or percentage limited partnership interest, in Chartwell multiplied by total net cash distributions paid during the year.

EAGLE GLOBAL ADVISORS, LLC

Pursuant to an Investment Sub-Advisory Agreement between TPL, the Trust and Eagle Global Advisors, LLC (“Eagle”), dated April 18, 2007, Eagle provides advice and assistance to TPL in the selection of appropriate investments for the International Equity Fund, subject to the supervision and direction of the Funds’ Board of Trustees. As compensation for its services, Eagle receives from TPL an annual fee at a rate equal to 0.60% of the first $100 million in assets of the Fund; and 0.50% of assets over $100 million.

On February 27, 2009 the Board met to consider, among other matters, retaining Eagle as sub-investment advisor for the International Fund. A discussion of the Board’s considerations in ratifying the agreement is provided in the Trust’s semi-annual report, dated June 30, 2009.

Eagle utilizes the team approach to portfolio management for the Timothy Plan Funds. Team members have specific regional and sector responsibilities but have an equal vote in the investment decision-making process. The team is led by Mr. Edward R. Allen, as Chairman of the International Equity Committee. The other members of the team are Thomas N. Hunt, Steven S. Russo and John Gualy. Each of the team members is a founding partner of the company and been with the firm since its inception in 1996.

12

Each team member is a partner and an equity owner of the firm. Compensation of Eagle partners has two primary components: (1) a base salary and (2) profit participation based on firm ownership. Compensation of Eagle Partners is reviewed primarily on an annual basis. Profit participations are typically paid, near or just after year end.

Eagle compensates its partners based primarily on the scale and complexity of their portfolio responsibilities. The performance of portfolio managers is evaluated primarily based on success in achieving portfolio objectives for managed funds and accounts. Eagle seeks to compensate partners commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. This is reflected in partners’ salaries. Salaries and profit participation are also influenced by the operating performance of Eagle. While the salaries of Eagle’s partners are comparatively fixed, profit participation may fluctuate substantially from year to year, based on changes in financial performance of the firm.

Other Information Relating to Eagle

The table below presents information relating to the persons responsible for managing Fund assets, the number and types of other accounts managed by such persons, and how such persons are compensated for managing such accounts. The information is current as of December 31, 2009.

	Number of Other Accounts Managed And Assets by Account Type						Number of Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies ($mils)		Other Pooled Investment Vehicles ($mils)		Other Accounts ($mils)		Registered Investment Companies ($mils)	Other Pooled Investment Vehicles ($mils)	Other Accounts ($mils)
Edward R. Allen, III	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
Thomas N. Hunt, III	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
Steven S. Russo	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)
John Gualy	— ($	—)	— ($	—)	— ($	—)	N/A	N/A	— ($	—)

The following table sets forth the fees paid to each sub-adviser by TPL for the fiscal years ended December 31 of each period set forth below.

Investment Manager	Fees Paid in 2007	Fees Paid in 2008	Fees Paid in 2009
Chartwell Investment Partners – Aggressive Growth Fund (1)	0	$92,387	$—
Chartwell Investment Partners – Large/Mid Growth Fund (2)	0	$153,503	$—
Eagle Global Investments	0	$249,636	$—
Provident Investment Counsel (1)	$97,145	0	0
Rittenhouse Financial Advisers (2)	$219,909	0	0
Barrow, Hanley, Mewhinney & Strauss Fixed Income Fund	$100,010	$98,013
Barrow, Hanley, Mewhinney & Strauss Money Market Fund	$3,001	$26,405
Barrow Hanley, Mewhinney & Strauss High Yield Bond Fund	0	$43,816	$—
Westwood Asset Management L/M Value Fund	$275,133	$312,125	$—
Westwood Asset Management Small Cap Value	$189,287	$203,027	$—

(1)	Under an agreement entered into in January 2008, Chartwell Investment Partners assumed the responsibility replacing Provident Investment Counsel for the day-to-day management of the Aggressive Growth Fund.
(2)	Under an agreement entered into in January 2008, Chartwell Investment Partners assumed the responsibility replacing Rittenhouse Financial Advisers for the day-to-day management of the Large/Mid Cap Growth Fund.

PROXY VOTING PROCEDURES

The Board of Trustees of the Trust has approved proxy voting procedures for the Trust. These procedures set forth guidelines and procedures for the voting of proxies relating to securities held by the Fund. Records of the Fund proxy voting records are maintained and are available for inspection. The Board is responsible for overseeing the implementation of the procedures. Copies of the proxy voting procedures have been filed with the Securities and Exchange Commission, which may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. The procedures are also available on the SEC’s EDGAR database at the SEC’s web site (www.sec.gov). Copies of the procedures can be obtained, after paying a duplicating fee, by electronic request (publicinvest@sec.gov) or by writing the SEC’s Public Reference Section, Washington, DC 20549-0102. A copy will also be sent to you, free of charge, at your request by writing to the Trust at Unified Fund Services, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208, or calling toll free at 1-800-662-0201. A summary of the Trust’s Proxy Voting Procedures is also attached to this SAI as Appendix 1.

13

PRINCIPAL UNDERWRITER

Timothy Partners, Ltd., 1055 Maitland Center Commons, Maitland, FL 32751, acts as the principal underwriter (the “Underwriter”) of the Funds’ shares for the purpose of facilitating the notice filing of shares of the Funds under state securities laws and to assist in sales of shares pursuant to a written underwriting agreement (the “Underwriting Agreement”) approved by the Funds’ Trustees. TPL is not compensated for serving as principal underwriter to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state notice filings may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds shall continue to bear the expense of all filing or registration fees incurred in connection with the notice filing of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days’ prior written notice to the other party.

Arthur D. Ally is President, Chairman and Trustee of the Trust. Mr. Ally is also President of Timothy Partners, Ltd. Mr. Ally had over eighteen years experience in the investment industry prior to becoming president of Timothy Plan, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian of the Funds’ investments. The custodian acts as the Funds’ depository, safe-keeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties. For its custodial services the bank receives, in addition to certain per transaction fees, the greater of $225 per month per fund or (annualized) 1.20 basis points (.000120) for the first $75 million in assets, 1.0 basis point (.00010) on the next $100 million in assets, and 0.75 basis point (.000075) on all amounts over $175 million in assets.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, OH 44145, has been selected as the independent registered public accounting firm for the Funds for the fiscal year ending December 31, 2008. Cohen Fund Audit Services, Ltd. performs an annual audit of the Funds’ financial statements and provides financial, tax, and accounting consulting services as requested.

ALLOCATION OF PORTFOLIO BROKERAGE

The Funds’ Adviser and/or investment sub-adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund or the investment manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Advisor and each sub-advisor are prohibited from considering brokerage allocation to dealers in consideration of a dealers’ distribution efforts of Portfolio or Fund shares. The Trust has adopted policies and procedures to detect and prohibit brokerage allocation based on broker/dealer fund share sales.

TPL, through the investment managers, is responsible for making the Funds’ portfolio decisions subject to instructions described in the applicable prospectus. TPL has entered into a soft dollar arrangement with UBS Financial Services pursuant to which Prime Consultants, a wholly-owned subsidiary of UBS, prepares and provides certain quarterly research reports to TPL and the Board of Trustees, and provides manager research reports as needed. In exchange, TPL has directed the Funds’ investment sub-advisers to transact a portion of their purchases and sales of securities through UBS Financial Services for so long as and only so long as the service provided and the transactions affected are at commission rates that are competitive with the services and rates charged by other broker/dealers performing the same or similar transactions. The Board of Trustees may, however, impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the investment manager serves as an adviser, or held by TPL or the investment manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or the investment manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an investment manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or

14

purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an investment manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Trust regularly; reviews the brokerage placement practices of the investment managers on behalf of the Funds, and reviews the prices and commissions, if any, paid by the Funds to determine if they were reasonable.

The chart below shows the brokerage fees and commissions paid by the Funds for the fiscal years ended December 31 of each period set forth below.

Fund	2006	2007	2008	2009
Aggressive Growth Fund	$48,755	$29,557	157,048	$—
International Fund	N/A	$26,364	31,250	$—
Large/Mid Cap Growth Fund	$83,399	$29,580	197,110	$—
Small Cap Value Fund	$375,885	$77,003	131,031	$—
Large/Mid Cap Value Fund	$93,509	$45,778	90,680	$—
Fixed Income Fund	N/A	N/A	N/A	N/A
High Yield Bond Fund	$—	$—	$—	$—
Defensive Strategies Fund	N/A	N/A	N/A
Strategic Growth Fund	$—	$—	$—	$—
Conservative Growth Fund	$—	$—	$—	$—
Small Cap Variable Series	$10,024	N/A	N/A	N/A

CODE OF ETHICS

The Trust, the Adviser, the investment managers and the Funds’ underwriter have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities; however, the Adviser’s, Trust’s and underwriter’s employees are prohibited from purchasing securities that are held by the Funds. You may obtain a copy of the Code of Ethics from the Securities and Exchange Commission. Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002, the Trustees amended the Codes of Ethics to accommodate the requirements of Section 406. The amended Codes of Ethics adopted by the Trust, and each sub-adviser, have each been reviewed and ratified by the Board of Trustees.

PURCHASE OF SHARES

The shares of the Timothy Plan Funds are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share (based upon valuation procedures described in the prospectuses), plus the applicable sales load for Class A shares, as of the close of business of the business day on which the completed order is received, normally 4 p.m. Eastern time. Completed orders received by the Funds after 4 p.m. will be confirmed at the next business day’s price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Plan Funds are available to all types of tax-deferred retirement plans such as individual retirement accounts (“IRAs”), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Plan Funds sponsor IRAs. Subject to certain income restrictions, individuals, who are active participants in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRAs (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into a Timothy Plan Fund IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Plan Funds may be utilized as investment vehicles for employer sponsored and administered 403(b)(7) retirement plans, by schools, hospitals, and certain other tax-exempt organizations or associations, 403(b) contributions, to the extent they satisfy the Plan Document requirements and do not exceed applicable limitations, are excludable from the gross income of the employee for federal income tax purposes.

The Timothy Plan Funds also offer Roth IRAs. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder’s taxable income. The contribution limit in 2009 is $5,000 annually ($10,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain catch-up provisions and income phase-outs apply.

In all these plans, distributions of net investment income and capital gains will be automatically reinvested.

15

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, Unified Financial Securities, Inc. acts as the plan custodian and charges $10.00 per social security number and account type in connection with plan establishment and maintenance, of which $5.00 is remitted to the fund underwriter, Timothy Partners, Ltd. The se IRA fees are detailed in the plan documents; you should consult your employer’s plan document for details of the expenses incurred by 403(b) accounts. You should consult with your attorney or other tax adviser for specific advice prior to establishing a plan.

REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class C shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per Class at the time of redemption. Shares of the Timothy Plan Funds may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Plan Funds.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the New York Stock Exchange is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or (iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust’s Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described in the applicable prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund’s portfolio. Where a shareholder has requested redemption of all or a part of the shareholder’s investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder’s basis in the Fund shares redeemed.

DEALER TRANSACTION FEES

Dealers may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are in addition to the sales and other charges described in the prospectus and this statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged.

OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers of the Trust and their principal occupations for the past five years are listed below.

16

INTERESTED TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
President and controlling shareholder of Covenant Funds, Inc.
	(“ CFI” ), a holding company. President and general partner of Timothy Partners, Ltd. (“ TPL” ), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver ** 210 East Palmetto Avenue Longwood, FL 32750 Born: 1956	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright, and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

17

INDEPENDENT TRUSTEES

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701 Born: 1947	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Principal of Richard W. Copeland, Attorney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 903 S. Stewart Street Fremont, MI 48412 Born: 1946	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814 Born: 1949	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 2925 Professional Place Colorado Springs, CO 80904 Born: 1950	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.

None

18

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Wesley W. Pennington 442 Raymond Avenue Longwood, FL Born: 1930	Trustee	Indefinite; Trustee since 1994	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979- 1997. President, Designer Services Group 1980-1988.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250 Born: 1960	Trustee	Indefinite; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M . Ross 11210 West Road Roswell, Ga 30075 Born: 1951	Trustee	Indefinite; New as of 1/1/04	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to

Prosperity.

None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024 Born: 1951	Trustee	Trustee from 2005, new as of 2/25/2005	11
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986- 1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

19

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under “Investment Adviser,” “Investment Manager,” and “Underwriter,” review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. The Timothy Plan Funds pay compensation at the rate of $750 per meeting attended to its Independent Trustees.

The Trust has an Audit Committee that is composed of Wesley W. Pennington, Charles E. Nelson and John C. Mulder. Pursuant to Section 407 of the Sarbanes-Oxley Act of 2002, Mr. Nelson serves on the audit committee in the capacity of audit committee financial expert as that term is defined in the Act, and Mr. Pennington serves as the Chair of the committee. The Audit Committee met twice during the fiscal year ended December 31, 2008. The function of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls.

The following table sets forth information about the Trustees and the dollar range of shares of the Timothy Plan Family of Funds owned by each Trustee:

Trustees, for their services to the Fund, may purchase class A shares at Net Asset Value; commissions normally charged on A share purchases are waived. As of December 31, 2009, the Trustees owned the following dollar ranges of Fund shares.

Trustee	Dollar Range of Equity Securities in Each Fund	Dollar Range of Securities Held in all Funds
Interested Trustees
Arthur D. Ally

Small Cap Value Fund: $1 - $10,000

Conservative Growth Fund: $1 - $10,000

Fixed Income Fund: $1 - $10,000

Large/Mid Cap Value Fund: $1 - $10,000

Strategic Growth Fund: $1 - $10,000

Large/Mid Cap Growth Fund: $1 - $10,000

Aggressive Growth Fund: $1 - $10,000

$1 - $10,000

Joseph E. Boatwright

Small Cap Value Fund: $50,000 - $100,000

Large/Mid Cap Value Fund: $50,000 - $100,000

Money Market Fund: $1 - $10,000

Fixed Income Fund: $10,000 - $50,000

Conservative Growth Fund: $50,000 - $100,000

Strategic Growth Fund: $50,000 - $100,000

Over $100,000

Mathew D. Staver	Small Cap Value Fund: $50,000 - $100,000 Strategic Growth Fund: $10,000 - $50,000	Over $100,000

Independent Trustees
Richard W. Copeland	None	NA

Bill Johnson	Strategic Growth Fund: $50,000 - $100,000 Conservative Growth Fund: $1 - $10,000	$50,000 - $100,000

Kathryn Tindal Martinez	None	NA

John C. Mulder	None	NA

Dr. David J. Tolliver	Small Cap Value Fund: $10,000 - $50,000	$10,000 - $50,000

Charles E. Nelson	None	NA

Wesley W. Pennington	Small Cap Value Fund: $10,000 - $50,000 Large/mid Cap Value Fund: $10,000 - $50,000	$10,000 - $50,000

Scott Preissler, Ph.D.	None	NA

Alan M. Ross	None	NA

Compensation was paid by the Trust to the Independent Trustees during the past calendar year as set forth in the table below.

20

Trustee	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Benefits Upon Retirement	Total Compensation from Trust Paid to Trustees
Interested Trustees
Arthur D. Ally	$0.00	$0.00	$0.00	$0.00
Joseph E. Boatwright	$0.00	$0.00	$0.00	$0.00
Mathew D. Staver	$0.00	$0.00	$0.00	$0.00
Independent Trustees
Richard W. Copeland	$2,000	$0.00	$0.00	$2,000
Bill Johnson	$2,000	$0.00	$0.00	$2,000
Kathryn Tindal Martinez	$1,000	$0.00	$0.00	$1,000
John C. Mulder	$2,000	$0.00	$0.00	$2,000
Dr. David J. Tolliver	$2,000	$0.00	$0.00	$2,000
Charles E. Nelson	$2,000	$0.00	$0.00	$2,000
Wesley W. Pennington	$2,000	$0.00	$0.00	$2,000
Scott Preissler, Ph.D.	$2,000	$0.00	$0.00	$2,000
Alan M. Ross	$1,000	$0.00	$0.00	$1,000

DISTRIBUTION PLANS

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”) for each Class offered by a Fund up to a maximum of 1.00% for Class C shares and 0.25% for Class A shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Plan Funds’ shares. The fees are paid on a monthly basis, based on a Fund’s average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 1.00% for Class C shares per annum of average net assets of each Timothy Plan Fund) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 1.00% for Class C shares per annum will be borne by TPL without any additional payments by the Funds. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days’ written notice, 2) by the Underwriter on not more than 60 days’ written notice, 3) by vote of a majority of a Fund’s outstanding shares, on 60 days’ written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund’s outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

The following are the principal types of activities for which payments were made, and the amounts for each, during 2009.

Expense Type	Amount Paid
Advertising:	$	______
Printing and Postage:	$	______
Compensation to broker-dealers:	$	______
Other Expenses:	$	______

21

For the fiscal year ended December 31, 2009, TPL was compensated for distribution-related expenses by the Funds as follows:

Name of Fund	Class A	Class B(1)	Class C(2)
Aggressive Growth Fund	$—	N/A	$—
Large/Mid Cap Growth Fund	$—	$—	$—
Small Cap Value Fund	$—	$—	$—
Large/Mid Cap Value Fund	$—	$—	$—
International Fund	$—	N/A	$—
Fixed Income Fund	$—	$—	$—
High Yield Bond Fund	$—	N/A	$—
Defensive Strategies Fund	$—	N/A	$—
Strategic Growth Fund	$—	N/A	$—
Conservative Growth Fund	$—	N/A	$—

(1)	Includes .25% service fee.
(2)	Class C Shares were not offered prior to December 31, 2003. Class B shares are included for purposes of properly disclosing fees paid, but Class B shares are no longer offered to the public.

The Plans also provide that to the extent that the Funds, TPL, the investment managers, or other parties on behalf of the Funds, TPL, or the investment managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Funds within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans.

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Funds to have moneys available for the direct distribution activities of TPL in promoting the sale of the Funds’ shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Funds. The Trustees, including the non-interested Trustees, have concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days’ written notice, 2) by the Underwriter on not more than 60 days’ written notice, 3) by vote of a majority of a Fund’s outstanding shares, on 60 days’ written notice, and 4) automatically by any act that terminates the Underwriting Agreement with TPL. TPL or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of a Fund’s outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

TPL is required to report in writing to the Board of Trustees of the Funds, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

TAXATION

The Timothy Plan Funds intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund’s total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which a Fund controls and which are engaged in the same, similar or related trades and businesses.

22

To the extent each Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of each Fund’s “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

If shares of a Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

Shareholders will be subject to federal income taxes on distributions made by a Fund whether received in cash or additional shares of the Fund. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. A redemption of a Fund’s shares will result in a taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder’s adjusted basis for the redeemed shares (which normally includes any sales charge paid on Class A shares). An exchange of shares of any Fund for shares of another Fund generally will have similar tax consequences. However, special rules apply when a shareholder disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase thereof and subsequently reacquires Class A shares of that Fund or of another Timothy Plan Fund without paying a sales charge due to the 90-day reinstatement or exchange privileges. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the basis of the shares subsequently acquired. In addition, if shares of a Fund are purchased (whether pursuant to the reinstatement privilege or otherwise) within 30 days before or after redeeming other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. Dividends eligible for designation under the dividends received deduction and paid by a Fund may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

By law, each Fund must withhold a percentage (30% during calendar year 20098) of your taxable distributions and proceeds (“backup withholding”) if you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so. The withholding provision generally does not apply to nonresident aliens. Ordinarily, distributions and redemption proceeds earned by a Fund’s Shareholders are not subject to withholding of federal income tax. However, if a shareholder fails to furnish a tax identification number or social security number, or certify under penalties of perjury that such number is correct, the Fund may required to withhold federal income tax from all dividend, capital gain and/or redemption payments to such shareholder. Dividends and capital gain distributions may also be subject to back-up withholding if a shareholder fails to certify under penalties of perjury that such shareholder is not subject to back withholding due to the underreporting of certain income. These certifications are contained in the purchase application enclosed with the Prospectus.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each class of shares of the Timothy Plan Funds will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local taxes.

PERFORMANCE

Performance information for the shares of the Timothy Plan Funds will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund’s investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission (“Commission”) rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Funds to compute or express performance follows.

23

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:

P(1+T)[n] = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
	T	=	average annual total return.
	N	=	number of years.
	ERV	=	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

The advertised after-tax returns for a class of a fund are calculated by equaling an initial amount invested in a class of a fund to the ending value, according to the following formulas:

After taxes on Distributions:			P(1+T)[n] = ATVD

After Taxes on Distributions and Redemption:			P(1+T)[n] - ATVDR

Where	P	=	a hypothetical initial payment of $1000
	T	=	average annual return (after taxes on distributions or after taxes on distributions and redemptions as applicable
	n	=	number of years
	ATVD	=	ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on redemption.
	ATVDR	=	ending value of a hypothetical $1000 payment made at the beginning of the 1-, 5-, 10-year periods at the end of the 1-, 5-, 10-year periods (or financial portion) after taxes on fund distributions and redemption.

Based on these formulas, annualized total returns were as follows for the periods and Funds indicated:

Class C shares commenced operations and were first offered to the investing public on the 2nd day of January 2004.

A fund’s “yield” is determined in accordance with the method defined by the Securities and Exchange Commission. A yield quotation is based on a 30 day (or one month) period and is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

Yield = 2[(a-b/cd+1)[6] – 1]

Where:	a	=	dividends and interest earned during the period
	b	=	expenses accrued for the period (net of reimbursements)
	c	=	the average daily number of shares outstanding during the period that were entitled to receive dividends
	d	=	the maximum offering price per share on the last day of the period

Solely for the purpose of computing yield, dividend income recognized by accruing 1/360 of the stated dividend rate of the security each day that a fund owns the security. Generally, interest earned (for the purpose of “a” above) on debt obligations is computed by reference to the yield to maturity of each obligation held based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day prior to the start of the 30-day (or one month) period for which yield is being calculated, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). With respect to the treatment of discount and premium on mortgage or other receivable-backed obligations which are expected to be subject to monthly paydowns of principal and interest, gain or loss attributable to actual monthly paydowns is accounted for as an increase or decrease to interest income during the period and discount or premium on the remaining security is not amortized.

COMPARISONS AND ADVERTISEMENTS

To help investors better evaluate how an investment in a Fund might satisfy their investment objective, advertisements regarding the Fund may discuss total return for the Fund as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

Lipper Mutual Fund Performance Analysis;

24

Lipper Mutual Fund Indices;

CDA Weisenberger; and

Morningstar

From time to time, a Fund may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds’ philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Funds as consistent with their philosophy of investment.

FINANCIAL STATEMENTS

The Trust’s financial statements, including the notes thereto, dated September 30, 2009, which have been audited by Cohen Fund Audit Services, Ltd., are incorporated by reference from the Timothy Plan’s 2009 Annual Reports to Shareholders.

25

APENDIX 1

PROXY VOTING POLICY

PREFACE

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of the Timothy Plan Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in the Funds’ investment portfolios. Because the Fund sub-advisors, under the close scrutiny of the Advisor, perform economic and management analyses of the companies in which the Funds are invested, Advisor looks to the Fund sub-advisors to vote proxies, and each sub-advisors’ proxy policies and procedures are incorporated herein by specific reference.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, has designed this proxy voting policy (the “Policy”) to reflect its commitment to vote all proxies, when called upon to vote by a sub-advisor who perceives a potential conflict or for any other reason, in a manner consistent with the best interests of the Funds’ shareholders. Sub-advisors, and Advisor, consistent with their duty of care, will monitor corporate actions for those issuers whose securities are called upon to vote. Consistent with its duty of loyalty, Advisor will, in all cases, vote, or cause sub-advisors to vote, to promote the Funds’ shareholders’ best interests. In determining how to vote proxies, Advisor and sub-advisors shall initially review each Proxy subject to perform an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Further, Advisor and sub-advisors will not subordinate the economic interest of the Funds’ shareholders to their own interests or to that of any other entity or interested party.

KEY PROXY VOTING ISSUES

All votes shall initially be reviewed subject to an analysis of the impact each issue may have pursuant to the moral considerations set forth in the Prospectus. Subsequent to the moral analysis, all votes shall be on a company-by-company basis, and each issue shall be considered in the context of the company under review, and the various economic impacts such issues may have on the Funds’ stated investment objectives. Advisor will give great weight to the views of management if and only if the issues involved will not have a negative impact on Funds’ shareholder values. In all other cases, Advisor will engage in an independent analysis of the impact that the proposed action will have on shareholder values.

1.	Board of Directors

Electing directors is one of the most important rights of stock ownership that company shareholders can exercise. Advisor believes that company directors should act in the long-term interests of the company’s shareholders and the company as a whole. Generally, subsequent to the moral considerations addressed above, when called upon by a sub-advisor to vote, Advisor will vote in favor of director nominees that have expressed and/or demonstrated a commitment to the interest of the company’s shareholders. Advisor will consider the following factors in deciding how to vote proxies relating to director elections:

•

In re-electing incumbent directors, the long-term performance of the company relative to its peers – Advisor will not vote to re-elect a board if the company has had consistent poor performance relative to its peers in the industry, unless the board has taken or is attempting to take steps to improve the company’s performance.

•

Whether the slate of director nominees promotes a majority of independent directors on the full board – Advisor believes that it is in the best interest of all company shareholders to have, as a majority, directors that are independent of management.

•	A director nominee’s attendance at less than 75% of required meetings – frequent non-attendance at board meetings will be grounds for voting against re-election.

•

Existence of any prior SEC violations and/or other criminal offenses – Advisor will not vote in favor of a director nominee who, to Advisor’s actual knowledge, is the subject of SEC or other criminal enforcement actions.

Advisor believes that it is in the shareholders’ best interests to have bright and experienced directors serving on a company’s board. To this end, Advisor believes that companies should be allowed to establish director compensation packages that attract and retain desirable directors. Advisor will consider whether proposals relating to director compensation are reasonable in relation to the company’s performance and resources. Advisor will vote in favor of proposals that seek to impose reasonable limits on director compensation.

In all other issues that may arise relating to the Board of Directors, Advisor will vote against all proposals that benefit directors at the expense of shareholders, and in favor of all proposals that do not unreasonably abrogate the rights of shareholders. As previously stated, each issue will be analyzed on an issue-by-issue basis.

26

2.	Corporate Governance

Corporate governance issues may include, but are not limited to, the following: (i) corporate defenses, (ii) corporate restructuring proposals, (iii) proposals affecting the capital structure of a company, (iv) proposals regarding executive compensation, or (v) proposals regarding the independent auditors of the company. When called upon by a sub-advisor to vote:

i. Corporate Defenses. Although Advisor will review each proposal on a case-by-case basis, Advisor will generally vote against management proposals that (a) seek to insulate management from all threats of change in control, (b) provide the board with veto power against all takeover bids, (c) allow management or the board of the company to buy shares from particular shareholders at a premium at the expense of the majority of shareholders, or (d) allow management to increase or decrease the size of the board at its own discretion. Advisor will only vote in favor of those proposals that do not unreasonably discriminate against a majority of shareholders, or greatly alter the balance of power between shareholders, on one side, and management and the board, on the other.

ii. Corporate Restructuring. These may include mergers and acquisitions, spin-offs, asset sales, leveraged buy-outs and/or liquidations. In determining the vote on these types of proposals, Advisor will consider the following factors: (a) whether the proposed action represents the best means of enhancing shareholder values, (b) whether the company’s long-term prospects will be positively affected by the proposal, (c) how the proposed action will impact corporate governance and/or shareholder rights, (d) how the proposed deal was negotiated, (e) whether all shareholders receive equal/fair treatment under the terms of the proposed action, and/or (f) whether shareholders could realize greater value through alternative means.

iii. Capital Structure. Proposals affecting the capital structure of a company may have significant impact on shareholder value, particularly when they involve the issuance of additional stock. As such, Advisor will vote in favor of proposals to increase the authorized or outstanding stock of the company only when management provides persuasive business justification for the increase, such as to fund acquisitions, recapitalization or debt restructuring. Advisor will vote against proposals that unreasonably dilute shareholder value or create classes of stock with unequal voting rights if, over time, such action may lead to a concentration of voting power in the hands of few insiders.

iv. Executive Compensation. Advisor believes executives should be compensated at a reasonable rate and that companies should be free to offer attractive compensation packages that encourage high performance in executives because, over time, it will increase shareholder values. Advisor also believes however, that executive compensation should, to some extent, be tied to the performance of the company. Therefore, Advisor will vote in favor of proposals that provide challenging performance objectives to company executives, and which serve to motivate executives to better performance. Advisor will vote against all proposals that offer unreasonable benefits to executives whose past performance has been less than satisfactory.

Advisor will vote against shareholder proposals that summarily restrict executive compensation without regard to the company’s performance, and in favor of shareholder proposals that seek additional disclosures on executive compensation.

v. Independent Auditors. The engagement, retention and termination of a company’s independent auditors must be approved by the company’s audit committee, which typically includes only those independent directors who are not affiliated with or compensated by the company, except for directors’ fees. In reliance on the audit committee’s recommendation, Advisor generally will vote to ratify the employment or retention of a company’s independent auditors unless Advisor is aware that the auditor is not independent or that the auditor has, in the past, rendered an opinion that was neither accurate nor indicative of the company’s financial position.

3.	Shareholder Rights

State law provides shareholders of a company with various rights, including, but not limited to, cumulative voting, appraisal rights, the ability to call special meetings, the ability to vote by written consent and the ability to amend the charter or bylaws of the company. When called upon by a sub-advisor to vote, Advisor will carefully analyze all proposals relating to shareholder rights and will vote against proposals that seek to eliminate existing shareholder rights or restrict the ability of shareholders to act in a reasonable manner to protect their interest in the company. In all cases, Advisor will vote in favor of proposals that best represent the long-term financial interest of Fund shareholders.

4.	Social and Environmental Issues

When called upon by a sub-advisor to vote, in determining how to vote proxies in this category, Advisor will consider the following factors:

•	Whether the proposal creates a stated position that could affect the company’s reputation and/or operations, or leave it vulnerable to boycotts and other negative consumer responses;

•	The percentage of assets of the company that will be devoted to implementing the proposal;

•	Whether the issue is more properly dealt with through other means, such as through governmental action;

•	Whether the company has already dealt with the issue in some other appropriate way; and

•	What other companies have done in response to the issue.

While Advisor generally supports shareholder proposals that seek to create good corporate citizenship, Advisor will vote against proposals that would tie up a large percentage of the assets of the company. Advisor believes that such proposals are inconsistent with its duty to seek long-term value for Fund shareholders. Advisor will also evaluate all proposals seeking to bring to an end certain corporate actions to determine whether the proposals adversely affect the ability of the company to remain profitable. Advisor will vote in favor of proposals that enhance or do not negatively impact long-term shareholder values.

27

PROXY VOTING PROCEDURES

1.	The Proxy Voting Officer

Advisor hereby appoints Terry Covert as the person responsible for voting all proxies relating to securities held in the Funds’ accounts (the “Proxy Voting Officer”) when called upon by a sub-advisor to vote. The Proxy Voting Officer shall take all reasonable efforts to monitor corporate actions, obtain all information sufficient to allow an informed vote on the matter, and ensure that all proxy votes are cast in a timely fashion and in a manner consistent with this Policy.

If, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to cast a particular vote in a manner that is contrary to this policy, the Advisor shall submit a request for a waiver to the Board of Trustees of the Trust (the “Board”), stating the facts and reasons for the Proxy Voting Officer’s belief. The Proxy Voting Officer shall proceed to vote the proxy in accordance with the decision of the Board.

In addition, if, in the Proxy Voting Officer’s reasonable belief, it is in the best interest of the Fund shareholders to abstain from voting on a particular proxy solicitation, the Proxy Voting Officer shall make a record summarizing the reasons for the Proxy Voting Officer’s belief and shall present this summary to the Board along with other reports required in Section 3 below.

2.	Conflict of Interest Transactions

The Proxy Voting Officer shall submit to the Trust’s Board of Trustees all proxies solicitations that, in the Proxy Voting Officer’s reasonable belief, present a conflict between the interests of the Fund shareholders on one hand, and those of an Advisor or any of its affiliated persons/entities (each, an “Advisory Entity”). Conflict of interest transactions include, but are not limited to, situations where:

•	an Advisory Entity has a business or personal relationship with the participant of a proxy contest such as members of the issuers management or the soliciting shareholder(s);

•	an Advisory Entity provides advisory, brokerage, underwriting, insurance or banking or other services to the issuer whose management is soliciting proxies;

•	an Advisory Entity has a personal or business relationship with a candidate for directorship; or

•	an Advisory Entity manages a pension plan or administers an employee benefit plan, or intends to pursue an opportunity to do so.

In all such cases, the materials submitted to the Board shall include the name of the affiliated party whose interests in the transaction are believed to be contrary to the interests of the Funds, a brief description of the conflict, and any other information in the Proxy Voting Officer’s possession that would to enable the Board to make an informed decision on the matter. The Proxy Voting Officer shall vote the proxy in accordance with the direction of the Board.

3.	Report to the Board of Trustees

The Proxy Voting Officer shall, from reports received from sub-advisors and votes cast when called upon by a sub-advisor to vote, compile and present to the Board of Trustees an annual report of all proxy solicitations received by the Funds, including for each proxy solicitation, (i) the name of the issuer, (ii) the exchange ticker symbol for the security, (iii) the CUSIP number, (iv) the shareholder meeting date; (iv) a brief identification of the matter voted on, (v) whether the matter was proposed by the management or by a security holder; (vi) whether the Proxy Voting Officer cast its vote on the matter and if not, an explanation of why no vote was cast; (vii) how the vote was cast (i.e., for or against the proposal); (viii) whether the vote was cast for or against management; and (ix) whether the vote was consistent with this Policy, and if inconsistent, an explanation of why the vote was cast in such manner. The report shall also include a summary of all transactions which, in the Proxy Voting Officer’s reasonable opinion, presented a potential conflict of interest, and a brief explanation of how each conflict was resolved.

4.	Responding to Fund Shareholders’ Request for Proxy Voting Disclosure

Consistent with this Policy, Advisors shall submit to Timothy Partners, Ltd. a complete proxy voting record to be filed with the Securities and Exchange Commission on an annual basis for each period ending June 30th on SEC Form N-PX. In addition, the Proxy Voting Officer shall make the Fund’s proxy voting record available to any Fund shareholder who may wish to review such record through The Timothy Plan website. The Timothy Plan website shall notify shareholders of the Fund that the Fund’s proxy voting record and a copy of this Policy is available, without charge, to the shareholders by calling the Trust’s toll-free number as listed in its current prospectus. Timothy Partners shall respond to all shareholder requests for records within three business days of such request by first-class mail or other means designed to ensure prompt delivery.

28

RECORD KEEPING

In connection with this Policy, the Proxy Voting Officer, when called upon by a sub-advisor to vote, shall maintain a record of the following:

•

copies all proxies solicitations received by the Fund, including a brief summary of the name of the issuer of the portfolio security, the exchange ticker symbol for the security, the CUSIP number, and the shareholder meeting date;

•	a reconciliation of the proxy solicitations received and number of shares held by the Fund in the company;

•	the analysis undertaken to ensure that the vote cast is consistent with this Policy;

•	copies, if any, of all waiver request submitted to the Board and the Board’s final determination relating thereto;

•	copies, if any, of all documents submitted to the Board relating to conflict of interest transactions and the Board’s final determination relating thereto;

•	copies of any other documents created or used by the Proxy Voting Officer in determining how to vote the proxy;

•	copies of all votes cast;

•	copies of all quarterly summaries presented to the Board; and

•	copies of all shareholder requests for the Fund’s proxy voting record and responses thereto.

All records required to be maintained under this Policy shall be maintained in the manner and for such period as is consistent with other records required to be maintained by Advisor pursuant to Rule 204-2 of the Advisers Act. Copies shall be provided to Timothy Partners promptly upon request.

SUMMARY

Timothy Partners, Ltd. (“Advisor”) is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940, as amended (“Advisers Act”). Pursuant to an advisory agreement between Advisor and The Timothy Plan (the “Trust”), Advisor manages the assets of The Timothy Plan Family of Funds (the “Funds”). As the investment adviser to the Funds, Advisor is responsible for voting all proxies related to securities held in their investment portfolios. With the approval of the Board of Trustees of the Trust (the “Board”), the Advisor has delegated day-to-day money management responsibilities for certain of the Funds to sub-advisors. Because a Fund’s sub-advisor, under the close scrutiny of the Advisor, monitors and reviews the companies in which the Fund invests, the Advisor has delegated its authority to vote proxies to the Fund’s sub-advisor. Each sub-advisor’s proxy voting policies and procedures have been reviewed by the Advisor and the Board.

Advisor, consistent with its fiduciary duties and pursuant to Rule 206(4)-6 under the Advisers Act, will vote, or cause the Funds’ sub-advisors to vote, proxies in a manner that promotes the shareholders’ best interests. In determining how to vote proxies, Advisor and the sub-advisors shall review each proxy proposal, analyze the impact each proposal may have on the moral considerations set forth in the Funds’ Prospectus, and shall vote in a manner not inconsistent with those moral considerations. Advisor and the sub-advisors will not subordinate the economic interests of the Funds’ shareholders to their own interests or to that of any other entity or interested party. In the event that a conflict of interest arises between Advisor or a sub-advisor and Fund, a complete description of the conflict will be presented to the Board, and the proxy will be voted as directed by the Board.

A copy of Advisor’s Proxy Voting Policies and Procedures may be obtained by calling The Timothy Plan at 1-800-846-7526 or may be viewed on line at www.timothyplan.com. A copy also may be obtained from Fund documents filed with the SEC at its website www.sec.gov. A record of the actual proxy votes cast by each Fund also is available upon request made to The Timothy Plan either by phone or by contacting us on our website.

29

PART C. OTHER INFORMATION

Item 28.	Exhibits.

(a)	Articles of Incorporation - Agreement and Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(b)	By-Laws - filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holders – See Declaration of Trust, filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, and incorporated herein by reference.

(d)	Investment Advisory Contracts.

(1)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1999 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 1998 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 8, is hereby incorporated by reference.

(3)	Registrant’s Form of Amendment dated March 12, 1997 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(4)	Registrant’s Form of Amendment dated August 28, 1995 to the Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(5)	Registrant’s Form of Investment Advisory Agreement dated January 19, 1994 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(6)	Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Strategic Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(7)	Registrant’s Form of Investment Advisory Agreement dated April 27, 2001 with Timothy Partners, Ltd. on behalf of the Conservative Growth Portfolio Variable Series, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 13 on May 1, 2001, is hereby incorporated by reference.

(9)	Registrant’s Form of Sub-Investment Advisory Agreement dated March 1, 2005 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Large/Mid-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(10)	Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2006 with Timothy Partners, Ltd. and Westwood Management Group, on behalf of the Timothy Plan Small-Cap Value Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(11)	Registrant’s Form of Sub-Investment Advisory Agreement dated July 1, 2004 with Timothy Partners, Ltd. and Barrow, Hanley, Mewhinney & Strauss, on behalf of the Timothy Plan Fixed Income and Money Market Funds, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19, is hereby incorporated by reference.

(12)	Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Barrow, Hanley & Mewhinney, on behalf of the Timothy Plan High Yield Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(13)	Registrant’s Form of Amendment to the Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd on behalf of the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(14)	Registrant’s Form of Sub-Investment Advisory Agreement dated May 1, 2007 with Timothy Partners, Ltd. and Eagle Global Advisors, on behalf of the Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(15)	Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Aggressive Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(16)	Registrant’s Form of Sub-Investment Advisory Agreement dated January 1, 2008 with Timothy Partners, Ltd. and Chartwell Investment Partners, on behalf of the Timothy Plan Large/Mid Cap Growth Fund, which was filed as an Exhibit to Registrant’s Definitive Proxy on Form N-14 on November 6, 2007, is hereby incorporated by reference.

(17)	Registrant’s Form of Investment Advisory Agreement dated August 6, 2009 with Timothy Partners, Ltd. on behalf of the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

e.	Underwriting Contracts

(1)	Form of Registrant’s Underwriting Agreement dated July 1, 1997 with Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective No. 6, is hereby incorporated by reference.

(2)	Form of Registrant’s Amendment to Underwriting Agreement dated May 1, 2004 with Timothy Partners Ltd. on behalf of the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

f.	Bonus or Profit Sharing Contracts - Not Applicable

g.	Custodian Agreements

(1)	Form of Custodian Agreement - which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 15, is hereby incorporated by reference.

h.	Other Material Contracts

(1)	Form of Registrant’s Amendment dated May 1, 1996 to Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(2)	Form of Registrant’s Administrative Agreement dated January 19, 1994 with Covenant Financial Management, Inc., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, is hereby incorporated by reference.

(3)	Form of Registrant’s Form of Participation Agreement dated May 1, 1998 on behalf of The Timothy Plan Variable Series with Annuity Investors Life Insurance Company and Timothy Partners, Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(5)	Powers of Attorney, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 20, are hereby incorporated by reference.

(6)	Form of Registrant’s Mutual Fund Services Agreement with Unified Fund Services, Inc., dated December 4, 2006, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

i.	Opinion and Consent of Counsel – Form of Opinion and Consent of David Jones & Assoc., P.C.- To be filed by amendment.

j.	Consent of Independent Auditors – To be filed by amendment.

k.	Omitted Financial Statements - None

l.	Initial Capital Agreements -

(1)	Investment letters between the Registrant and its initial shareholders, which were filed as an Exhibit to Registrant’s Post-Effective Amendment No. 4, are hereby incorporated by reference.

m.	Rule 12b-1 Plans

(1)	Registrant’s Plan of Distribution for Class A Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(2)	Registrant’s Plan of Distribution for Class B Shares, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 9, is hereby incorporated by reference.

(3)	Registrant’s Plan of Distribution for Class C shares, which was filed as an Exhibit to Registrant’s Post-effective Amendment # 18 on December 4, 2003, is hereby incorporated herein by reference.

(4)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(5)	Registrant’s amended Plan of Distribution for Class C shares, adding the Timothy Plan US Patriot Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 19 on March 5, 2004, is hereby incorporated by reference.

(6)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(7)	Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan High Yield Fund and Timothy Plan International Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 28, is hereby incorporated by reference.

(5)	Registrant’s Amendment to Plan of Distribution for Class A Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

(6)	Registrant’s Amendment to Plan of Distribution for Class C Shares, adding the Timothy Plan Defensive Strategies Fund, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 32, is hereby incorporated by reference.

n.	Rule 18f-3 Plan –

(1)	Registrant’s Multiple Class Plan, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 6, is hereby incorporated by reference.

o.	Reserved

p.	Code of Ethics –

(1)	Form of Code of Ethics for the Timothy Plan and Timothy Partners Ltd., which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 11 on August 17, 2001, is hereby incorporated by reference.

(2)	Form of Code of Ethics of Barrow, Hanley, Mewhinney & Strauss, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

(3)	Form of Code of Ethics of Westwood Management Group, which was filed as an Exhibit to Registrant’s Post-Effective Amendment No. 25, is hereby incorporated by reference.

Item 29.	Persons Controlled by or Under Common Control with Registrant.

See “General Information - Holders of more than 5% of Each Fund’s Shares” in the Statement of Additional Information dated April 30, 2009.

Item 30.	Indemnification.

Under the terms of the Delaware Business Trust Act and the Registrant’s Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Trust shall have any liability to the Trust or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, manager or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every officer and Trustee of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee’s performance of his or her duties as a officer or Trustee of the Trust; provided that nothing contained in the Agreement and Declaration of Trust shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The By-Laws provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust), by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust’s best interests and (b) in all other cases, that his conduct was at least not opposed to the Trust’s best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

The termination of any proceeding by judgment, order or settlement shall not of itself create a presumption that the person did not meet the requisite standard of conduct set forth above. The termination of any proceeding by conviction, or a plea of nolo contendere or its equivalent, or any entry of an order of probation prior to judgment, shall create a rebuttable presumption that the person did not meet the requisite standard of conduct set forth above.

The By-Laws further provide indemnification for an officer or Trustee who was or is a party or is threatened to be made a party to any proceeding by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

The By-Laws provide no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of an officer’s or Trustee’s office with the Trust. Further no indemnification shall be made:

(a) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity; or

(b) In respect of any proceeding as to which an officer or Trustee shall have been adjudged to be liable in the performance of that person’s duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required approval as set forth below is obtained.

The By-Laws provide to the extent that an officer or Trustee has been successful, on the merits or otherwise, in the defense of any proceeding as set forth above before a court or other body before whom a proceeding was brought, the officer or Trustee shall be indemnified against expenses actually and reasonably incurred by the officer or Trustee in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the officer or Trustee was not liable by reason of the disabling conduct also as set forth above.

Except as provided for in the preceding paragraph, the By-Laws provide that any indemnification provided therein shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the officer or Trustee is proper in the circumstances because the officer or Trustee has met the applicable standard of conduct as set forth above and is not prohibited from indemnification because of the disabling conduct also as set forth above, by:

(a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940);

(b) A written opinion by an independent legal counsel; or

(c) The shareholders; however, shares held by an officer or Trustee who is a party to the proceeding may not be voted on the subject matter.

The By-Laws permit expenses incurred in defending any proceeding as set forth above to be advanced by the Trust before the final disposition of the proceeding if (a) receipt of a written affirmation by the officer or Trustee of his good faith belief that he has met the standard of conduct necessary for indemnification as set forth therein and a written undertaking by or on behalf of the officer or Trustee, such undertaking being an unlimited general obligation to repay the amount of the advance if it is ultimately determined that he has not me those requirements, and (b) a determination would not preclude indemnification as set forth therein. Determinations and authorizations of payments must be made in the manner specified above for determining that the indemnification is permissible.

No indemnification or advance is permitted under the By-Laws, with limited exceptions as set forth therein, in any circumstances where it appears:

(a) That it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

(b) That it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

The Trustees and officers of the Trust are entitled and empowered under the Agreement and Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not a Fund would have the power to indemnify him against such liability under the Agreement and Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, the officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

Item 31.	Business and Other Connections of the Investment Manager.

Timothy Partners, Ltd. (“TPL”) serves as investment adviser of the Trust. Form ADV Part I of TPL as filed with the Securities and Exchange Commission via the NASDR’s IARD system is hereby incorporated by reference.

Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur D. Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Trust because of its investment objectives and criteria.

Item 32.	Principal Underwriter.

(a) Timothy Partners, Ltd. (“TPL”) is the principal underwriter for the Trust and currently acts as underwriter only for the Trust.

(b) The table below sets forth certain information as to the Underwriter’s directors, officers and control persons:

Name and Principal Business Address	Positions and Offices with the Underwriter	Positions and Offices with the Trust
Arthur D. Ally 1055 Mailtand Center Commons Maitland, FL 32751	President of TPL	Chairman, President and Treasurer

(c) None

Item 33.	Location of Accounts and Records.

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Trust at 1055 Maitland Center Commons, Maitland, Florida 32751, except for those maintained by the Trust’s custodian, US Bank, N.A., 425 Vine Street, Cincinnati, Ohio, 45202, and the Registrant’s administrator, transfer, redemption and dividend disbursing agent and accounting services agent, Unified Fund Services, Inc., 2960 Meridian Street, Suite 300, Indianapolis, IN 46208.

Item 34.	Management Services.

All substantive provisions of any management-related service contract are discussed in Parts A and B of this Registration Statement.

Item 35.	Undertakings.

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the 1940 Act, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Agreement and Declaration of Trust and By-Laws in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to directors, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, The Timothy Plan (the “Trust”) hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the city of Winter Park and the State of Florida on December 23, 2009.

THE TIMOTHY PLAN

By:	/s/ ARTHUR D. ALLY
ARTHUR D. ALLY
Chairman, President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ ARTHUR D. ALLY ARTHUR D. ALLY	Chairman, President & Treasurer- Trustee	December 23, 2009

/s/ JOSEPH E. BOATWRIGHT* JOSEPH E. BOATWRIGHT	Trustee, Secretary	December 23, 2009

/s/ MATTHEW D. STAVER* MATHEW D. STAVER	Trustee	December 23, 2009

/s/ WESLEY W. PENNINGTON* WESLEY W. PENNINGTON	Trustee	December 23, 2009

/s/ CHARLES E. NELSON* CHARLES E. NELSON	Trustee	December 23, 2009

/s/ SCOTT PREISSLER, PH.D.* SCOTT PREISSLER, Ph.D.	Trustee	December 23, 2009

/s/ ALAN M. ROSS* ALAN M. ROSS	Trustee	December 23, 2009

/s/ RICHARD W. COPELAND* RICHARD W. COPELAND	Trustee	December 23, 2009

/s/ WILLIAM W. JOHNSON* WILLAM W. JOHNSON	Trustee	December 23, 2009

/s/ JOHN C. MULDER* JOHN C. MULDER	Trustee	December 23, 2009

/s/ DAVID J. TOLLIVER* DAVID J. TOLLIVER	Trustee	December 23, 2009

*	By Arthur D. Ally, Attorney-In-Fact under Powers of Attorney

Exhibit Index

Exhibit 99i-	Legal Opinion of David Jones & Assoc., P.C.

Exhibit 99j-	Consent of Cohen Fund Audit Services, Ltd.